AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 2, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2026*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class A

ICLAX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class C

ICLLX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.25%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class I

TACIX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class R

ICVRX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.71%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class R3

TAAJX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class A

IAAAX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class C

IAALX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.29%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class I

TAGIX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class R

IGWRX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.70%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class R3

TAAKX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$12	0.24%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

IMLAX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

IMLLX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.27%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

TMGIX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

IMGRX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.70%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

TAALX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$15	0.30%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class A

IMOAX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class C

IMOLX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.28%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class I

TMMIX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class R

IMDRX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$35	0.69%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class R3

TAAMX

April 30, 2026

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation Intermediate Horizon

Class R

TAARX

April 30, 2026

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$42,550,843
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	46.6%
U.S. Equity Funds	40.3
International Equity Funds	12.9
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.4
Transamerica Large Growth, Class I3	13.3
Transamerica International Equity, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	6.1
Transamerica Small Cap Value, Class I3	3.4
Transamerica Mid Cap Growth, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Intermediate Horizon

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation Intermediate Horizon

Class R4

TAAFX

April 30, 2026

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$42,550,843
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	46.6%
U.S. Equity Funds	40.3
International Equity Funds	12.9
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.4
Transamerica Large Growth, Class I3	13.3
Transamerica International Equity, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	6.1
Transamerica Small Cap Value, Class I3	3.4
Transamerica Mid Cap Growth, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Semi-Annual Shareholder Report

Transamerica Asset Allocation Long Horizon

Class R

TALRX

April 30, 2026

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$60,967,958
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	65.9%
International Equity Funds	24.8
U.S. Fixed Income Funds	9.2
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I3	24.8%
Transamerica Large Value Opportunities, Class I3	22.1
Transamerica Large Growth, Class I3	20.7
Transamerica Small Cap Value, Class I3	6.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Growth, Class I3	5.4
Transamerica Core Bond, Class I3	3.7
Transamerica Inflation Opportunities, Class I3	3.0
Transamerica High Yield Bond, Class I3	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Long Horizon

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation Long Horizon

Class R4

TALFX

April 30, 2026

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$60,967,958
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	65.9%
International Equity Funds	24.8
U.S. Fixed Income Funds	9.2
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I3	24.8%
Transamerica Large Value Opportunities, Class I3	22.1
Transamerica Large Growth, Class I3	20.7
Transamerica Small Cap Value, Class I3	6.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Growth, Class I3	5.4
Transamerica Core Bond, Class I3	3.7
Transamerica Inflation Opportunities, Class I3	3.0
Transamerica High Yield Bond, Class I3	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Long Horizon

Class R4

Semi-Annual Shareholder Report

Transamerica Asset Allocation Short Horizon

Class R

TSHRX

April 30, 2026

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$6,210,318
Number of Portfolio Holdings	10
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.8
International Equity Funds	2.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	16.9
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.4
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.1
Transamerica Government Money Market, Class I3, 3.29%	0.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Short Horizon

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation Short Horizon

Class R4

TSHFX

April 30, 2026

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$17	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$6,210,318
Number of Portfolio Holdings	10
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.8
International Equity Funds	2.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	16.9
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.4
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.1
Transamerica Government Money Market, Class I3, 3.29%	0.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Short Horizon

Class R4

(b)	Not applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation - Conservative Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	1,340	$ 1,820
International Equity Funds - 10.1%
Transamerica Emerging Markets Equity, Class I2 (B)	455,816	5,629,327
Transamerica Emerging Markets Equity, Class R6 (B)	131,428	1,633,645
Transamerica International Equity, Class I2 (B)	1,028,871	27,409,123
Transamerica International Focus, Class I2 (B)	798,024	5,490,409
Transamerica International Small Cap Value, Class I2 (B)	113,523	2,162,614
Transamerica International Stock, Class I2 (B)	1,580,554	24,862,109
Transamerica International Stock, Class R6 (B)	93,791	1,474,395
		68,661,622
International Fixed Income Funds - 2.5%
Transamerica Emerging Markets Debt, Class I2 (B)	1,338,362	13,182,864
Transamerica Emerging Markets Debt, Class R6 (B)	372,827	3,683,536
		16,866,400
U.S. Equity Funds - 25.2%
Transamerica Capital Growth, Class I2 (A)(B)	420,430	5,335,253
Transamerica Large Cap Value, Class I2 (B)	3,669,222	67,220,143
Transamerica Mid Cap Growth, Class I2 (B)	234,703	2,117,024
Transamerica Mid Cap Growth, Class R6 (B)	186,250	1,678,115
Transamerica Mid Cap Value Opportunities, Class I2 (B)	262,585	2,712,507
Transamerica Mid Cap Value Opportunities, Class R6 (B)	113,511	1,189,600
Transamerica Small Cap Growth, Class I2 (B)	402,563	2,218,122
Transamerica Small Cap Growth, Class R6 (B)	193,444	1,065,874
Transamerica Small Cap Value, Class I2 (B)	401,118	2,442,808
Transamerica Small Cap Value, Class R6 (B)	243,340	1,508,706
Transamerica Sustainable Equity Income, Class I2 (B)	607,872	5,786,939
Transamerica US Growth, Class I2 (B)	2,220,193	77,395,938
Transamerica US Growth, Class R6 (B)	12,779	445,329
		171,116,358
U.S. Fixed Income Funds - 57.9%
Transamerica Bond, Class I2 (B)	10,273,471	82,804,172
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Bond, Class R6 (B)	1,632,912	$ 13,144,943
Transamerica Core Bond, Class I2 (B)	29,788,527	255,585,558
Transamerica Floating Rate, Class I2 (B)	357,030	3,106,164
Transamerica High Yield Bond, Class I2 (B)	36,749	299,874
Transamerica High Yield Bond, Class R6 (B)	82,890	676,383
Transamerica Inflation Opportunities, Class I2 (B)	2,368,672	23,473,536
Transamerica Long Credit, Class I2 (B)	1,468,152	13,551,045
Transamerica Short-Term Bond, Class I2 (B)	680	6,700
		392,648,375
U.S. Mixed Allocation Fund - 0.9%
Transamerica Energy Infrastructure, Class I2 (B)	566,043	6,130,248
Total Investment Companies (Cost $584,465,852)		655,424,823
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Funds - 1.1%
State Street Health Care Select Sector SPDR ETF (E)	9,367	1,367,488
Transamerica Large Value Active ETF (B)(F)	226,964	6,111,097
		7,478,585
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (B)(F)	236,160	5,896,018
Total Exchange-Traded Funds (Cost $13,344,671)		13,374,603

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.35% (G), dated 04/30/2026, to be repurchased at $8,627,601 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $8,800,007.	$ 8,627,278	8,627,278
Total Repurchase Agreement (Cost $8,627,278)		8,627,278
Total Investments (Cost $606,437,801)		677,426,704
Net Other Assets (Liabilities) - 0.1%		609,690
Net Assets - 100.0%		$ 678,036,394
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	342	06/18/2026	$38,644,307	$37,823,063	$—	$(821,244)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$655,423,003	$—	$—	$655,423,003
Exchange-Traded Funds	13,374,603	—	—	13,374,603
Repurchase Agreement	—	8,627,278	—	8,627,278
Total	$668,797,606	$8,627,278	$—	$677,424,884
Investment Companies Measured at Net Asset Value (C)				1,820
Total Investments				$677,426,704
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(821,244)	$—	$—	$(821,244)
Total Other Financial Instruments	$(821,244)	$—	$—	$(821,244)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond Active ETF	$—	$6,002,354	$—	$—	$(106,336)	$5,896,018	236,160	$55,764	$—
Transamerica Bond, Class I2	74,841,556	9,235,086	—	—	(1,272,470)	82,804,172	10,273,471	1,735,646	—
Transamerica Bond, Class R6	27,901,705	482,754	(15,000,000)	410,882	(650,398)	13,144,943	1,632,912	483,177	—
Transamerica Capital Growth, Class I2	6,403,145	—	—	—	(1,067,892)	5,335,253	420,430	—	—
Transamerica Capital Growth, Class R6	1,005,512	—	(881,948)	236,409	(359,973)	—	—	—	—
Transamerica Core Bond, Class I2	261,117,719	11,371,020	(13,000,000)	(728,129)	(3,175,052)	255,585,558	29,788,527	5,370,792	—
Transamerica Emerging Markets Debt, Class I2	12,528,929	435,160	—	—	218,775	13,182,864	1,338,362	435,160	—
Transamerica Emerging Markets Debt, Class R6	4,495,153	121,232	(1,000,000)	72,893	(5,742)	3,683,536	372,827	121,232	—
Transamerica Emerging Markets Equity, Class I2	3,136,615	2,032,093	—	—	460,619	5,629,327	455,816	32,093	—
Transamerica Emerging Markets Equity, Class R6	2,379,787	23,995	(1,000,000)	103,264	126,599	1,633,645	131,428	23,995	—
Transamerica Energy Infrastructure, Class I2	4,713,679	39,624	—	—	1,376,945	6,130,248	566,043	54,443	—
Transamerica Floating Rate, Class I2	5,054,906	164,225	(2,000,000)	(83,044)	(29,923)	3,106,164	357,030	164,225	—
Transamerica Global Allocation Liquidating Trust	1,695	—	—	—	125	1,820	1,340	—	—
Transamerica High Yield Bond, Class I2	293,131	10,363	—	—	(3,620)	299,874	36,749	10,363	—
Transamerica High Yield Bond, Class R6	3,326,986	55,968	(2,700,000)	23,298	(29,869)	676,383	82,890	55,968	—
Transamerica Inflation Opportunities, Class I2	23,246,693	249,127	—	—	(22,284)	23,473,536	2,368,672	249,127	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity, Class I2	$26,620,651	$2,024,694	$(2,500,000)	$336,547	$927,231	$27,409,123	1,028,871	$1,046,236	$978,458
Transamerica International Focus, Class I2	7,004,067	91,412	(1,200,000)	(253,438)	(151,632)	5,490,409	798,024	36,623	54,789
Transamerica International Focus, Class R6	3,052,009	39,360	(2,977,076)	175,639	(289,932)	—	—	15,618	23,743
Transamerica International Small Cap Value, Class I2	2,862,095	127,794	(1,000,000)	241,658	(68,933)	2,162,614	113,523	120,595	7,199
Transamerica International Stock, Class I2	22,540,946	648,417	—	—	1,672,746	24,862,109	1,580,554	443,905	204,513
Transamerica International Stock, Class R6	3,460,125	99,440	(2,300,000)	602,126	(387,296)	1,474,395	93,791	68,047	31,394
Transamerica Large Cap Value, Class I2	73,030,099	2,567,026	(14,500,000)	2,481,370	3,641,648	67,220,143	3,669,222	325,564	2,241,462
Transamerica Large Cap Value, Class R6	5,597,918	105,504	(5,889,135)	1,009,883	(824,170)	—	—	8,233	97,271
Transamerica Large Value Active ETF	—	5,998,946	—	—	112,151	6,111,097	226,964	10,670	—
Transamerica Long Credit, Class I2	13,751,664	349,834	—	—	(550,453)	13,551,045	1,468,152	349,834	—
Transamerica Mid Cap Growth, Class I2	2,128,727	403,890	—	—	(415,593)	2,117,024	234,703	140,874	263,016
Transamerica Mid Cap Growth, Class R6	3,752,831	713,305	(2,000,000)	(288,566)	(499,455)	1,678,115	186,250	248,796	464,509
Transamerica Mid Cap Value Opportunities, Class I2	2,526,198	391,080	—	—	(204,771)	2,712,507	262,585	71,206	319,873
Transamerica Mid Cap Value Opportunities, Class R6	1,108,024	169,416	—	—	(87,840)	1,189,600	113,511	30,831	138,585
Transamerica Short-Term Bond, Class I2	6,601	140	—	—	(41)	6,700	680	140	—
Transamerica Small Cap Growth, Class I2	2,165,823	276,248	—	—	(223,949)	2,218,122	402,563	—	276,248
Transamerica Small Cap Growth, Class R6	1,537,061	196,050	(500,000)	(107,917)	(59,320)	1,065,874	193,444	—	196,050
Transamerica Small Cap Value, Class I2	1,956,697	105,867	—	—	380,244	2,442,808	401,118	29,883	75,984
Transamerica Small Cap Value, Class R6	1,650,064	87,909	(500,000)	44,801	225,932	1,508,706	243,340	24,814	63,094
Transamerica Sustainable Equity Income, Class I2	5,141,032	32,370	—	—	613,537	5,786,939	607,872	32,370	—
Transamerica US Growth, Class I2	83,640,341	6,851,099	(9,200,000)	573,088	(4,468,590)	77,395,938	2,220,193	—	3,351,098
Transamerica US Growth, Class R6	1,464,843	58,706	(1,000,000)	185,218	(263,438)	445,329	12,779	—	58,706
Total	$695,445,027	$51,561,508	$(79,148,159)	$5,035,982	$(5,462,420)	$667,431,938	61,920,796	$11,796,224	$8,845,992

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$1,820	0.0%*
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)	Rate disclosed reflects the yield at April 30, 2026.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $596,467,152)	$667,431,938
Unaffiliated investments, at value (cost $1,343,371)	1,367,488
Repurchase agreement, at value (cost $8,627,278)	8,627,278
Cash collateral pledged at broker for:
Futures contracts	705,375
Receivables and other assets:
Shares of beneficial interest sold	240,315
Dividends from affiliated investments	1,330,067
Interest	324
Due from investment manager	19,670
Variation margin receivable on futures contracts	80,419
Prepaid expenses	20,254
Total assets	679,823,128
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,329,736
Shares of beneficial interest redeemed	142,475
Due to custodian	30,516
Distribution and service fees	144,668
Transfer agent fees	77,340
Trustee and CCO fees	2,535
Audit and tax fees	17,173
Custody fees	3,040
Legal fees	10,846
Printing and shareholder reports fees	11,781
Other accrued expenses	16,624
Total liabilities	1,786,734
Net assets	$678,036,394
Net assets consist of:
Paid-in capital	$597,839,749
Total distributable earnings (accumulated losses)	80,196,645
Net assets	$678,036,394
Net assets by class:
Class A	$244,514,508
Class C	14,085,868
Class I	15,632,685
Class R	525,215
Class R3	403,278,118
Shares outstanding (unlimited shares, no par value):
Class A	21,052,978
Class C	1,228,443
Class I	1,333,840
Class R	44,516
Class R3	34,724,972
Net asset value per share: (A)
Class A	$11.61
Class C	11.47
Class I	11.72
Class R	11.80
Class R3	11.61
Maximum offering price per share: (B)
Class A	$12.29

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$11,796,224
Dividend income from unaffiliated investments	16,723
Interest income from unaffiliated investments	55,751
Total investment income	11,868,698
Expenses:
Investment management fees	343,412
Distribution and service fees:
Class A	307,147
Class C	72,893
Class R	1,292
Class R3	511,498
Transfer agent fees:
Class A	117,067
Class C	8,025
Class I	8,745
Class R	158
Class R3	322,244
Trustee and CCO fees	14,916
Audit and tax fees	17,836
Custody fees	4,632
Legal fees	35,452
Printing and shareholder reports fees	19,322
Registration fees	43,034
Other	18,094
Total expenses before waiver and/or reimbursement and recapture	1,845,767
Expenses waived and/or reimbursed:
Class I	(7,987)
Class R3	(413,175)
Net expenses	1,424,605
Net investment income (loss)	10,444,093
Net realized gain (loss) on:
Affiliated investments	5,035,982
Unaffiliated investments	74,988
Capital gain distributions received from affiliated investment companies	8,845,992
Futures contracts	566,672
Net realized gain (loss)	14,523,634
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(5,462,420)
Unaffiliated investments	(44,035)
Futures contracts	(1,155,940)
Translation of assets and liabilities denominated in foreign currencies	10,446
Net change in unrealized appreciation (depreciation)	(6,651,949)
Net realized and change in unrealized gain (loss)	7,871,685
Net increase (decrease) in net assets resulting from operations	$18,315,778
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$10,444,093	$15,612,780
Net realized gain (loss)	14,523,634	16,553,241
Net change in unrealized appreciation (depreciation)	(6,651,949)	36,079,957
Net increase (decrease) in net assets resulting from operations	18,315,778	68,245,978
Dividends and/or distributions to shareholders:
Class A	(5,253,947)	(6,291,063)
Class C	(261,379)	(278,903)
Class I	(375,018)	(366,230)
Class R	(10,206)	(11,211)
Class R3	(9,059,612)	(8,151,492)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,960,162)	(15,098,899)
Capital share transactions:
Proceeds from shares sold:
Class A	6,256,919	8,671,046
Class C	852,699	2,315,898
Class I	3,445,103	6,576,396
Class R	8,253	17,427
Class R3	1,731,596	217,755,798
	12,294,570	235,336,565
Issued from fund acquisition:
Class R3	—	198,667,178
	—	198,667,178
Dividends and/or distributions reinvested:
Class A	4,959,758	5,935,480
Class C	259,613	276,745
Class I	370,306	360,689
Class R	10,206	11,211
Class R3	9,059,612	8,151,492
	14,659,495	14,735,617
Cost of shares redeemed:
Class A	(19,583,089)	(201,762,816)
Class C	(1,153,612)	(2,806,033)
Class I	(4,893,919)	(4,142,065)
Class R	(25,714)	(8,859)
Class R3	(31,199,874)	(32,227,346)
	(56,856,208)	(240,947,119)
Automatic conversions:
Class A	1,213,409	2,497,338
Class C	(1,213,409)	(2,497,338)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(29,902,143)	207,792,241
Net increase (decrease) in net assets	(26,546,527)	260,939,320
Net assets:
Beginning of period/year	704,582,921	443,643,601
End of period/year	$678,036,394	$704,582,921
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	542,574	796,825
Class C	74,695	215,307
Class I	296,332	587,111
Class R	708	1,576
Class R3	148,838	20,385,811
	1,063,147	21,986,630
Shares issued on fund acquisition:
Class R3	—	18,204,468
	—	18,204,468
Shares reinvested:
Class A	433,096	547,017
Class C	22,915	25,879
Class I	32,058	32,878
Class R	877	1,017
Class R3	791,217	744,247
	1,280,163	1,351,038
Shares redeemed:
Class A	(1,700,483)	(18,811,630)
Class C	(101,368)	(259,219)
Class I	(422,126)	(375,003)
Class R	(2,205)	(785)
Class R3	(2,705,337)	(2,938,050)
	(4,931,519)	(22,384,687)
Automatic conversions:
Class A	105,031	229,276
Class C	(106,422)	(232,254)
	(1,391)	(2,978)
Net increase (decrease) in shares outstanding:
Class A	(619,782)	(17,238,512)
Class C	(110,180)	(250,287)
Class I	(93,736)	244,986
Class R	(620)	1,808
Class R3	(1,765,282)	36,396,476
	(2,589,600)	19,154,471
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.56	$10.61	$9.25	$9.22	$12.13	$11.04
Investment operations:
Net investment income (loss) (A)	0.17	0.30	0.31	0.20	0.29	0.27
Net realized and unrealized gain (loss)	0.12	0.92	1.36	0.04	(2.30)	1.33
Total investment operations	0.29	1.22	1.67	0.24	(2.01)	1.60
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.27)	(0.31)	(0.21)	(0.29)	(0.27)
Net realized gains	(0.08)	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.24)	(0.27)	(0.31)	(0.21)	(0.90)	(0.51)
Net asset value, end of period/year	$11.61	$11.56	$10.61	$9.25	$9.22	$12.13
Total return (E)	2.59%(F)	11.72%	18.11%(C)	2.60%	(17.75)%(D)	14.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,514	$250,466	$412,873	$399,522	$460,692	$637,631
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.49%(H)	0.50%	0.47%	0.48%	0.47%	0.45%
Including waiver and/or reimbursement and recapture	0.49%(H)	0.50%	0.47%	0.48%(I)	0.47%(I)	0.45%
Net investment income (loss) to average net assets	2.96%(H)	2.70%	2.99%	2.09%	2.76%	2.32%
Portfolio turnover rate	5%(F)	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.41	$10.49	$9.14	$9.11	$11.99	$10.91
Investment operations:
Net investment income (loss) (A)	0.12	0.21	0.23	0.12	0.21	0.23
Net realized and unrealized gain (loss)	0.14	0.90	1.34	0.04	(2.27)	1.27
Total investment operations	0.26	1.11	1.57	0.16	(2.06)	1.50
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.19)	(0.22)	(0.13)	(0.21)	(0.18)
Net realized gains	(0.08)	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.20)	(0.19)	(0.22)	(0.13)	(0.82)	(0.42)
Net asset value, end of period/year	$11.47	$11.41	$10.49	$9.14	$9.11	$11.99
Total return (E)	2.32%(F)	10.74%	17.24%(C)	1.77%	(18.38)%(D)	13.98%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,086	$15,275	$16,661	$20,880	$29,806	$50,580
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.25%(H)	1.27%	1.28%	1.28%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.25%(H)	1.27%	1.28%	1.27%	1.26%(I)	1.23%
Net investment income (loss) to average net assets	2.21%(H)	1.98%	2.22%	1.30%	2.07%	1.96%
Portfolio turnover rate	5%(F)	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.65	$10.69	$9.31	$9.27	$12.18	$11.08
Investment operations:
Net investment income (loss) (A)	0.19	0.34	0.34	0.23	0.33	0.30
Net realized and unrealized gain (loss)	0.14	0.92	1.37	0.05	(2.32)	1.34
Total investment operations	0.33	1.26	1.71	0.28	(1.99)	1.64
Contributions from affiliate	—	—	—	—	0.03 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.30)	(0.33)	(0.24)	(0.34)	(0.30)
Net realized gains	(0.08)	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.26)	(0.30)	(0.33)	(0.24)	(0.95)	(0.54)
Net asset value, end of period/year	$11.72	$11.65	$10.69	$9.31	$9.27	$12.18
Total return	2.87%(C)	12.04%	18.46%	2.93%	(17.25)%(B)	15.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,633	$16,636	$12,647	$11,401	$13,009	$19,731
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.25%(E)	0.26%	0.26%	0.26%	0.25%	0.24%
Including waiver and/or reimbursement and recapture	0.15%(E)(F)	0.17%(F)	0.16%(F)	0.16%(F)	0.16%(G)	0.15%(G)
Net investment income (loss) to average net assets	3.29%(E)	3.06%	3.31%	2.42%	3.17%	2.55%
Portfolio turnover rate	5%(C)	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.29%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$11.74	$10.78	$9.38	$9.34	$12.27	$11.16
Investment operations:
Net investment income (loss) (A)	0.16	0.28	0.29	0.18	0.28	0.25
Net realized and unrealized gain (loss)	0.13	0.93	1.38	0.05	(2.34)	1.34
Total investment operations	0.29	1.21	1.67	0.23	(2.06)	1.59
Contributions from affiliate	—	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.25)	(0.28)	(0.19)	(0.26)	(0.24)
Net realized gains	(0.08)	—	—	—	(0.61)	(0.24)
Total dividends and/or distributions to shareholders	(0.23)	(0.25)	(0.28)	(0.19)	(0.87)	(0.48)
Net asset value, end of period/year	$11.80	$11.74	$10.78	$9.38	$9.34	$12.27
Total return	2.53%(C)	11.43%	17.98%(B)	2.38%	(17.97)%	14.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$525	$530	$467	$401	$547	$916
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.71%(E)	0.72%	0.73%	0.75%	0.72%	0.71%
Including waiver and/or reimbursement and recapture	0.71%(E)	0.72%	0.73%	0.75%(F)	0.72%	0.71%
Net investment income (loss) to average net assets	2.73%(E)	2.52%	2.73%	1.83%	2.67%	2.09%
Portfolio turnover rate	5%(C)	36%	16%	17%	51%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$11.56	$10.62	$9.26	$9.24	$10.66
Investment operations:
Net investment income (loss) (B)	0.18	0.32	0.31	0.22	0.11
Net realized and unrealized gain (loss)	0.12	0.92	1.37	0.03	(1.45)
Total investment operations	0.30	1.24	1.68	0.25	(1.34)
Contributions from affiliate	—	—	—	—	0.00
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.30)	(0.32)	(0.23)	(0.08)
Net realized gains	(0.08)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.25)	(0.30)	(0.32)	(0.23)	(0.08)
Net asset value, end of period/year	$11.61	$11.56	$10.62	$9.26	$9.24
Total return	2.66%(C)	11.90%	18.25%	2.66%	(12.57)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$403,278	$421,676	$996	$391	$63
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.56%	0.56%	0.56%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	3.11%(E)	2.91%	3.00%	2.24%	1.78%(E)
Portfolio turnover rate	5%(C)	36%	16%	17%	51%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(821,244)	$—	$—	$—	$—	$(821,244)
Total	$(821,244)	$—	$—	$—	$—	$(821,244)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$357,558	$—	$209,114	$—	$—	$566,672
Total	$357,558	$—	$209,114	$—	$—	$566,672
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,074,834)	$—	$(81,106)	$—	$—	$(1,155,940)
Total	$(1,074,834)	$—	$(81,106)	$—	$—	$(1,155,940)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$42,670,274
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$339,018	0.05%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2027
Class C	1.31	March 1, 2027
Class I	0.30	March 1, 2027
Class R	0.77	March 1, 2027
Class R3	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R3	$—	$—	$551,492	$413,175	$964,667

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$31,735	$83
Class C	—	832
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2027. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$147,097	$26,813
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$31,001,299	$79,394,751
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$606,437,801	$83,965,153	$(13,797,494)	$70,167,659
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Conservative Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Conservative Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Conservative Portfolio for shares of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income were carried forward to align ongoing reporting of Transamerica Asset Allocation - Conservative Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
12. REORGANIZATION (continued)
Shares issued to Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Conservative Portfolio, were as follows:
Transamerica ClearTrack® 2025 Class	Transamerica ClearTrack® 2025 Shares	Transamerica ClearTrack® Retirement Income Class	Transamerica ClearTrack® Retirement Income Shares	Transamerica Asset Allocation - Conservative Portfolio Class	Transamerica Asset Allocation - Conservative Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,815,323	Class R3	15,626,301	Class R3	18,204,468	$198,667,178	0.78

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,136,714 from ClearTrack® 2025 and 12,067,754 from
ClearTrack® Retirement Income). The 0.78 exchange ratio is a weighted ratio. ClearTrack® 2025's specific ratio is 0.79 and ClearTrack® Retirement
Income's ratio is 0.77.

The net assets of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Conservative Portfolio. These amounts were as follows:
Transamerica ClearTrack®2025 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack® Retirement Income Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2025 Net Assets	Transamerica ClearTrack® Retirement Income Net Assets	Transamerica Asset Allocation - Conservative Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$449,767	$2,438,714	$66,970,577	$131,696,601	$487,224,781	$685,891,959
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Conservative Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA CONS PORT 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation - Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	874	$ 1,188
International Equity Funds - 27.2%
Transamerica Emerging Markets Equity, Class I2 (B)	1,184,113	14,623,799
Transamerica International Equity, Class I2 (B)	5,925,031	157,842,813
Transamerica International Focus, Class I2 (B)	4,593,225	31,601,385
Transamerica International Small Cap Value, Class I2 (B)	607,165	11,566,500
Transamerica International Stock, Class I2 (B)	8,940,975	140,641,536
		356,276,033
U.S. Equity Funds - 67.7%
Transamerica Capital Growth, Class I2 (A)(B)	1,819,549	23,090,081
Transamerica Large Cap Value, Class I2 (B)	19,256,667	352,782,146
Transamerica Mid Cap Growth, Class I2 (B)	1,989,616	17,946,336
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,452,428	15,003,575
Transamerica Mid Cap Value Opportunities, Class R6 (B)	44,440	465,734
Transamerica Small Cap Growth, Class I2 (B)	2,237,483	12,328,531
Transamerica Small Cap Growth, Class R6 (B)	269,759	1,486,370
Transamerica Small Cap Value, Class I2 (B)	2,521,592	15,356,494
Transamerica Small Cap Value, Class R6 (B)	225,795	1,399,930
Transamerica Sustainable Equity Income, Class I2 (B)	4,368,450	41,587,645
Transamerica US Growth, Class I2 (B)	11,598,836	404,335,402
Transamerica US Growth, Class R6 (B)	13,426	467,906
		886,250,150
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 1.7%
Transamerica Energy Infrastructure, Class I2 (B)	1,997,800	$ 21,636,179
Total Investment Companies (Cost $833,017,323)		1,264,163,550
EXCHANGE-TRADED FUNDS - 1.1%
U.S. Equity Funds - 1.1%
State Street Health Care Select Sector SPDR ETF (E)	14,524	2,120,359
Transamerica Large Value Active ETF (B)(F)	434,996	11,712,441
Total Exchange-Traded Funds (Cost $13,600,154)		13,832,800

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.35% (G), dated 04/30/2026, to be repurchased at $26,677,655 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $27,210,299.	$ 26,676,655	26,676,655
Total Repurchase Agreement (Cost $26,676,655)		26,676,655
Total Investments (Cost $873,294,132)		1,304,673,005
Net Other Assets (Liabilities) - 0.3%		3,399,381
Net Assets - 100.0%		$ 1,308,072,386
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	145	06/18/2026	$48,770,678	$52,517,188	$3,746,510	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,264,162,362	$—	$—	$1,264,162,362
Exchange-Traded Funds	13,832,800	—	—	13,832,800
Repurchase Agreement	—	26,676,655	—	26,676,655
Total	$1,277,995,162	$26,676,655	$—	$1,304,671,817
Investment Companies Measured at Net Asset Value (C)				1,188
Total Investments				$1,304,673,005
Other Financial Instruments
Futures Contracts (I)	$3,746,510	$—	$—	$3,746,510
Total Other Financial Instruments	$3,746,510	$—	$—	$3,746,510
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth, Class I2	$27,711,736	$—	$—	$—	$(4,621,655)	$23,090,081	1,819,549	$—	$—
Transamerica Capital Growth, Class R6	480,158	—	(385,261)	78,041	(172,938)	—	—	—	—
Transamerica Emerging Markets Equity, Class I2	20,760,096	212,411	(8,500,000)	1,378,311	772,981	14,623,799	1,184,113	212,411	—
Transamerica Emerging Markets Equity, Class R6	1,633,343	6,109	(1,700,123)	486,543	(425,872)	—	—	6,109	—
Transamerica Energy Infrastructure, Class I2	17,432,643	146,543	(1,000,000)	233,919	4,823,074	21,636,179	1,997,800	217,939	—
Transamerica Global Allocation Liquidating Trust	1,106	—	—	—	82	1,188	874	—	—
Transamerica International Equity, Class I2	144,674,402	11,003,540	(5,000,000)	963,832	6,201,039	157,842,813	5,925,031	5,685,947	5,317,593
Transamerica International Focus, Class I2	37,273,368	486,467	(4,500,000)	87,474	(1,745,924)	31,601,385	4,593,225	194,897	291,570
Transamerica International Focus, Class R6	829,241	10,694	(830,145)	68,503	(78,293)	—	—	4,243	6,451
Transamerica International Small Cap Value, Class I2	13,066,490	583,427	(3,000,000)	790,382	126,201	11,566,500	607,165	550,560	32,867
Transamerica International Stock, Class I2	126,132,387	9,128,348	(4,000,000)	1,056,848	8,323,953	140,641,536	8,940,975	2,483,957	1,144,391
Transamerica International Stock, Class R6	136,360	3,919	(155,563)	45,865	(30,581)	—	—	2,682	1,237
Transamerica Large Cap Value, Class I2	366,952,326	18,915,614	(63,200,000)	14,428,624	15,685,582	352,782,146	19,256,667	1,653,000	11,262,614
Transamerica Large Cap Value, Class R6	4,463,081	48,023	(4,577,421)	834,629	(768,312)	—	—	3,747	44,276
Transamerica Large Value Active ETF	—	11,493,838	—	—	218,603	11,712,441	434,996	20,449	—
Transamerica Mid Cap Growth, Class I2	19,163,898	3,636,030	(1,000,000)	(96,379)	(3,757,213)	17,946,336	1,989,616	1,268,224	2,367,806
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Growth, Class R6	$1,513,223	$96,013	$(1,488,209)	$35,339	$(156,366)	$—	—	$33,489	$62,524
Transamerica Mid Cap Value Opportunities, Class I2	13,973,051	2,163,167	—	—	(1,132,643)	15,003,575	1,452,428	393,865	1,769,302
Transamerica Mid Cap Value Opportunities, Class R6	3,344,541	217,391	(3,000,000)	(333,019)	236,821	465,734	44,440	39,562	177,829
Transamerica Small Cap Growth, Class I2	12,037,851	1,535,412	—	—	(1,244,732)	12,328,531	2,237,483	—	1,535,412
Transamerica Small Cap Growth, Class R6	1,451,325	185,115	—	—	(150,070)	1,486,370	269,759	—	185,115
Transamerica Small Cap Value, Class I2	12,300,597	665,524	—	—	2,390,373	15,356,494	2,521,592	187,859	477,665
Transamerica Small Cap Value, Class R6	1,570,329	83,661	(500,000)	(90,251)	336,191	1,399,930	225,795	23,615	60,046
Transamerica Sustainable Equity Income, Class I2	36,945,859	232,624	—	—	4,409,162	41,587,645	4,368,450	232,625	—
Transamerica US Growth, Class I2	412,785,392	38,171,319	(28,000,000)	2,318,929	(20,940,238)	404,335,402	11,598,836	—	16,171,319
Transamerica US Growth, Class R6	471,012	18,877	—	—	(21,983)	467,906	13,426	—	18,877
Total	$1,277,103,815	$99,044,066	$(130,836,722)	$22,287,590	$8,277,242	$1,275,875,991	69,482,220	$13,215,180	$40,926,894

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$1,188	0.0%*

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)	Rate disclosed reflects the yield at April 30, 2026.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $844,511,161)	$1,275,875,991
Unaffiliated investments, at value (cost $2,106,316)	2,120,359
Repurchase agreement, at value (cost $26,676,655)	26,676,655
Cash collateral pledged at broker for:
Futures contracts	3,847,489
Receivables and other assets:
Shares of beneficial interest sold	207,863
Interest	1,000
Variation margin receivable on futures contracts	553,629
Prepaid expenses	24,595
Total assets	1,309,307,581
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	724,074
Investment management fees	31,318
Distribution and service fees	277,450
Transfer agent fees	115,668
Trustee and CCO fees	4,532
Audit and tax fees	19,433
Custody fees	4,246
Legal fees	20,161
Printing and shareholder reports fees	17,130
Other accrued expenses	21,183
Total liabilities	1,235,195
Net assets	$1,308,072,386
Net assets consist of:
Paid-in capital	$821,027,693
Total distributable earnings (accumulated losses)	487,044,693
Net assets	$1,308,072,386
Net assets by class:
Class A	$946,847,277
Class C	41,805,890
Class I	47,179,397
Class R	803,359
Class R3	271,436,463
Shares outstanding (unlimited shares, no par value):
Class A	53,313,706
Class C	2,457,852
Class I	2,646,685
Class R	45,585
Class R3	15,340,740
Net asset value per share: (A)
Class A	$17.76
Class C	17.01
Class I	17.83
Class R	17.62
Class R3	17.69
Maximum offering price per share: (B)
Class A	$18.79

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$13,215,180
Dividend income from unaffiliated investments	27,897
Interest income from unaffiliated investments	134,228
Total investment income	13,377,305
Expenses:
Investment management fees	632,412
Distribution and service fees:
Class A	1,148,514
Class C	212,510
Class R	2,026
Class R3	325,663
Transfer agent fees:
Class A	384,974
Class C	32,248
Class I	25,578
Class R	277
Class R3	205,168
Trustee and CCO fees	27,296
Audit and tax fees	19,905
Custody fees	7,269
Legal fees	59,353
Printing and shareholder reports fees	32,451
Registration fees	46,761
Other	27,065
Total expenses before waiver and/or reimbursement and recapture	3,189,470
Expenses waived and/or reimbursed:
Class I	(23,356)
Class R3	(392,649)
Net expenses	2,773,465
Net investment income (loss)	10,603,840
Net realized gain (loss) on:
Affiliated investments	22,287,590
Unaffiliated investments	146,047
Capital gain distributions received from affiliated investment companies	40,926,894
Futures contracts	58,529
Net realized gain (loss)	63,419,060
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	8,277,242
Unaffiliated investments	(92,069)
Futures contracts	2,067,474
Translation of assets and liabilities denominated in foreign currencies	13,522
Net change in unrealized appreciation (depreciation)	10,266,169
Net realized and change in unrealized gain (loss)	73,685,229
Net increase (decrease) in net assets resulting from operations	$84,289,069
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$10,603,840	$8,446,910
Net realized gain (loss)	63,419,060	76,540,017
Net change in unrealized appreciation (depreciation)	10,266,169	141,840,758
Net increase (decrease) in net assets resulting from operations	84,289,069	226,827,685
Dividends and/or distributions to shareholders:
Class A	(62,878,501)	(41,643,286)
Class C	(2,774,419)	(1,970,333)
Class I	(3,599,316)	(2,057,764)
Class R	(54,709)	(33,562)
Class R3	(18,410,744)	(7,464,646)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(87,717,689)	(53,169,591)
Capital share transactions:
Proceeds from shares sold:
Class A	10,964,387	24,626,588
Class C	2,765,906	5,073,763
Class I	6,554,495	13,380,465
Class R	24,069	84,749
Class R3	6,556,644	144,390,727
	26,865,501	187,556,292
Issued from fund acquisition:
Class R3	—	96,235,991
	—	96,235,991
Dividends and/or distributions reinvested:
Class A	60,380,102	40,003,669
Class C	2,769,605	1,969,527
Class I	3,546,849	2,020,993
Class R	54,709	33,562
Class R3	18,410,744	7,464,646
	85,162,009	51,492,397
Cost of shares redeemed:
Class A	(59,147,961)	(158,682,959)
Class C	(2,561,413)	(7,390,590)
Class I	(12,745,237)	(11,901,087)
Class R	(77,715)	(117,363)
Class R3	(15,330,642)	(19,517,995)
	(89,862,968)	(197,609,994)
Automatic conversions:
Class A	5,138,149	8,483,164
Class C	(5,138,149)	(8,483,164)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	22,164,542	137,674,686
Net increase (decrease) in net assets	18,735,922	311,332,780
Net assets:
Beginning of period/year	1,289,336,464	978,003,684
End of period/year	$1,308,072,386	$1,289,336,464
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	634,324	1,566,136
Class C	166,553	334,557
Class I	375,393	820,391
Class R	1,381	5,480
Class R3	376,498	9,151,753
	1,554,149	11,878,317
Shares issued on fund acquisition:
Class R3	—	6,119,119
	—	6,119,119
Shares reinvested:
Class A	3,547,597	2,672,256
Class C	169,395	136,583
Class I	207,782	134,823
Class R	3,235	2,255
Class R3	1,086,180	500,647
	5,014,189	3,446,564
Shares redeemed:
Class A	(3,423,266)	(10,011,330)
Class C	(154,186)	(491,834)
Class I	(745,088)	(753,252)
Class R	(4,677)	(7,370)
Class R3	(889,197)	(1,229,226)
	(5,216,414)	(12,493,012)
Automatic conversions:
Class A	296,451	535,107
Class C	(309,227)	(557,452)
	(12,776)	(22,345)
Net increase (decrease) in shares outstanding:
Class A	1,055,106	(5,237,831)
Class C	(127,465)	(578,146)
Class I	(161,913)	201,962
Class R	(61)	365
Class R3	573,481	14,542,293
	1,339,148	8,928,643
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.83	$15.42	$12.01	$12.09	$16.86	$12.53
Investment operations:
Net investment income (loss) (A)	0.14	0.12	0.15	0.06	0.46	0.06
Net realized and unrealized gain (loss)	1.01	3.06	3.63	0.86	(3.95)	4.86
Total investment operations	1.15	3.18	3.78	0.92	(3.49)	4.92
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.12)	(0.17)	(0.06)	(0.47)	(0.10)
Net realized gains	(1.08)	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(1.22)	(0.77)	(0.37)	(1.00)	(1.28)	(0.59)
Net asset value, end of period/year	$17.76	$17.83	$15.42	$12.01	$12.09	$16.86
Total return (E)	6.75%(F)	21.58%	31.97%(C)	7.98%	(22.39)%(D)	40.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$946,847	$931,558	$886,737	$747,924	$760,822	$1,072,922
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.47%(H)	0.48%	0.48%	0.50%	0.50%	0.48%
Including waiver and/or reimbursement and recapture	0.47%(H)	0.48%	0.48%	0.50%(I)	0.49%	0.48%
Net investment income (loss) to average net assets	1.63%(H)	0.74%	1.05%	0.51%	3.37%	0.41%
Portfolio turnover rate	4%(F)	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.05	$14.78	$11.51	$11.66	$16.27	$12.11
Investment operations:
Net investment income (loss) (A)	0.07	0.00 (B)	0.04	(0.03)	0.39	(0.03)
Net realized and unrealized gain (loss)	0.98	2.92	3.48	0.82	(3.89)	4.68
Total investment operations	1.05	2.92	3.52	0.79	(3.50)	4.65
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	—	(0.05)	—	(0.31)	—
Net realized gains	(1.08)	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(1.09)	(0.65)	(0.25)	(0.94)	(1.12)	(0.49)
Net asset value, end of period/year	$17.01	$17.05	$14.78	$11.51	$11.66	$16.27
Total return (E)	6.37%(F)	20.54%	30.92%(C)	7.07%	(23.00)%(D)	39.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,806	$44,091	$46,767	$48,950	$64,542	$116,319
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.29%(H)	1.30%	1.31%	1.33%	1.30%	1.26%
Including waiver and/or reimbursement and recapture	1.29%(H)	1.30%	1.31%	1.33%(I)	1.29%	1.26%
Net investment income (loss) to average net assets	0.87%(H)	(0.02)%	0.31%	(0.25)%	2.89%	(0.23)%
Portfolio turnover rate	4%(F)	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.90	$15.48	$12.04	$12.11	$16.88	$12.53
Investment operations:
Net investment income (loss) (A)	0.17	0.17	0.19	0.11	0.50	0.12
Net realized and unrealized gain (loss)	1.03	3.06	3.66	0.85	(3.95)	4.86
Total investment operations	1.20	3.23	3.85	0.96	(3.45)	4.98
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.16)	(0.21)	(0.09)	(0.53)	(0.14)
Net realized gains	(1.08)	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(1.27)	(0.81)	(0.41)	(1.03)	(1.34)	(0.63)
Net asset value, end of period/year	$17.83	$17.90	$15.48	$12.04	$12.11	$16.88
Total return	6.97%(C)	21.89%	32.47%	8.37%	(22.01)%(B)	40.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,179	$50,280	$40,340	$29,828	$30,933	$42,252
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.24%(E)	0.25%	0.24%	0.25%	0.25%	0.24%
Including waiver and/or reimbursement and recapture	0.14%(E)(F)	0.15%(F)	0.15%(F)	0.15%(F)	0.15%(G)	0.15%(G)
Net investment income (loss) to average net assets	2.01%(E)	1.06%	1.35%	0.86%	3.65%	0.77%
Portfolio turnover rate	4%(C)	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.68	$15.31	$11.90	$11.96	$16.70	$12.41
Investment operations:
Net investment income (loss) (A)	0.12	0.08	0.12	0.04	0.47	0.04
Net realized and unrealized gain (loss)	1.01	3.03	3.61	0.85	(3.98)	4.81
Total investment operations	1.13	3.11	3.73	0.89	(3.51)	4.85
Contributions from affiliate	—	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.09)	(0.13)	(0.01)	(0.42)	(0.07)
Net realized gains	(1.08)	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)
Total dividends and/or distributions to shareholders	(1.19)	(0.74)	(0.33)	(0.95)	(1.23)	(0.56)
Net asset value, end of period/year	$17.62	$17.68	$15.31	$11.90	$11.96	$16.70
Total return	6.63%(C)	21.20%	31.84%(B)	7.76%	(22.64)%	39.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$803	$807	$693	$589	$750	$1,519
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.70%(E)	0.73%	0.73%	0.75%	0.73%	0.72%
Including waiver and/or reimbursement and recapture	0.70%(E)	0.73%	0.73%	0.75%(F)	0.73%	0.72%
Net investment income (loss) to average net assets	1.39%(E)	0.49%	0.81%	0.29%	3.43%	0.26%
Portfolio turnover rate	4%(C)	14%	11%	8%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$17.78	$15.41	$12.00	$12.10	$13.86
Investment operations:
Net investment income (loss) (B)	0.16	0.15	0.13	0.02	0.02
Net realized and unrealized gain (loss)	1.01	3.05	3.68	0.91	(1.78)
Total investment operations	1.17	3.20	3.81	0.93	(1.76)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.18)	(0.20)	(0.09)	—
Net realized gains	(1.08)	(0.65)	(0.20)	(0.94)	—
Total dividends and/or distributions to shareholders	(1.26)	(0.83)	(0.40)	(1.03)	—
Net asset value, end of period/year	$17.69	$17.78	$15.41	$12.00	$12.10
Total return	6.88%(C)	21.76%	32.22%	8.05%	(12.70)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$271,437	$262,600	$3,467	$1,529	$186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%(E)	0.55%	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.24%(E)	0.29%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	1.86%(E)	0.95%	0.92%	0.16%	0.24%(E)
Portfolio turnover rate	4%(C)	14%	11%	8%	24%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$3,746,510	$—	$—	$3,746,510
Total	$—	$—	$3,746,510	$—	$—	$3,746,510

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$58,529	$—	$—	$58,529
Total	$—	$—	$58,529	$—	$—	$58,529
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,067,474	$—	$—	$2,067,474
Total	$—	$—	$2,067,474	$—	$—	$2,067,474
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$52,016,051
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.55%	March 1, 2027
Class C	1.35	March 1, 2027
Class I	0.30	March 1, 2027
Class R	0.78	March 1, 2027
Class R3	0.24	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R3	$1,047	$4,772	$426,444	$392,649	$824,912

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$166,369	$3,433
Class C	—	2,269
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2027. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$444,843	$80,306
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$44,993,838	$131,316,313
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$873,294,132	$438,947,730	$(3,822,347)	$435,125,383
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Growth Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Growth Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Growth Portfolio for shares of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 were carried forward to align ongoing reporting of Transamerica Asset Allocation - Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Growth Portfolio, were as follows:
Transamerica ClearTrack® 2045 Class	Transamerica ClearTrack® 2045 Shares	Transamerica ClearTrack® 2050 Class	Transamerica ClearTrack® 2050 Shares	Transamerica Asset Allocation - Growth Portfolio Class	Transamerica Asset Allocation - Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,529,359	Class R3	5,973,697	Class R3	6,119,119	$96,235,991	0.45

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (3,405,745 from ClearTrack® 2045 and 2,713,374 from
ClearTrack® 2050). The 0.45 exchange ratio is a weighted ratio. ClearTrack® 2045's specific ratio is 0.45 and ClearTrack® 2050's ratio is 0.45.

Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
12. REORGANIZATION (continued)
The net assets of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2045 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2050 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2045 Net Assets	Transamerica ClearTrack®2050 Net Assets	Transamerica Asset Allocation - Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$4,020,950	$3,473,655	$53,562,496	$42,673,495	$1,079,833,626	$1,176,069,617
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA GROWTH PORT 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation - Moderate Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.0%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	5,843	$ 7,938
International Equity Funds - 20.1%
Transamerica Emerging Markets Equity, Class I2 (B)	2,993,965	36,975,460
Transamerica International Equity, Class I2 (B)	4,918,633	131,032,380
Transamerica International Focus, Class I2 (B)	4,308,972	29,645,729
Transamerica International Small Cap Value, Class I2 (B)	365,237	6,957,771
Transamerica International Stock, Class I2 (B)	8,455,986	133,012,658
		337,623,998
International Fixed Income Funds - 2.4%
Transamerica Emerging Markets Debt, Class I2 (B)	3,995,124	39,351,971
Transamerica Emerging Markets Debt, Class R6 (B)	73,798	729,123
		40,081,094
U.S. Equity Funds - 50.2%
Transamerica Capital Growth, Class I2 (A)(B)	2,236,368	28,379,509
Transamerica Large Cap Value, Class I2 (B)	18,790,845	344,248,279
Transamerica Mid Cap Growth, Class I2 (B)	1,782,999	16,082,652
Transamerica Mid Cap Growth, Class R6 (B)	223,250	2,011,486
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,093,119	11,291,916
Transamerica Mid Cap Value Opportunities, Class R6 (B)	35,539	372,447
Transamerica Small Cap Growth, Class I2 (B)	1,307,428	7,203,928
Transamerica Small Cap Growth, Class R6 (B)	167,997	925,663
Transamerica Small Cap Value, Class I2 (B)	1,469,680	8,950,353
Transamerica Small Cap Value, Class R6 (B)	207,588	1,287,048
Transamerica Sustainable Equity Income, Class I2 (B)	4,586,680	43,665,193
Transamerica US Growth, Class I2 (B)	10,828,612	377,485,401
Transamerica US Growth, Class R6 (B)	14,379	501,112
		842,404,987
U.S. Fixed Income Funds - 22.0%
Transamerica Bond, Class I2 (B)	6,651,339	53,609,790
Transamerica Core Bond, Class I2 (B)	24,108,918	206,854,519
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate, Class I2 (B)	1,674,939	$ 14,571,974
Transamerica High Yield Bond, Class I2 (B)	113,579	926,804
Transamerica High Yield Bond, Class R6 (B)	84,933	693,052
Transamerica Inflation Opportunities, Class I2 (B)	5,918,405	58,651,389
Transamerica Long Credit, Class I2 (B)	3,614,047	33,357,657
Transamerica Short-Term Bond, Class I2 (B)	2,486	24,490
		368,689,675
U.S. Mixed Allocation Fund - 1.3%
Transamerica Energy Infrastructure, Class I2 (B)	2,059,938	22,309,132
Total Investment Companies (Cost $1,147,485,267)		1,611,116,824
EXCHANGE-TRADED FUNDS - 2.1%
U.S. Equity Funds - 1.2%
State Street Health Care Select Sector SPDR ETF (E)	39,528	5,770,693
Transamerica Large Value Active ETF (B)(F)	567,412	15,277,795
		21,048,488
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (B)(F)	590,404	14,740,144
Total Exchange-Traded Funds (Cost $35,635,886)		35,788,632

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.35% (G), dated 04/30/2026, to be repurchased at $31,339,186 on 05/01/2026. Collateralized by a U.S. Government Obligation, 2.63%, due 05/31/2027, and with a value of $31,964,957.	$ 31,338,011	31,338,011
Total Repurchase Agreement (Cost $31,338,011)		31,338,011
Total Investments (Cost $1,214,459,164)		1,678,243,467
Net Other Assets (Liabilities) - (0.0)%*		(378,384)
Net Assets - 100.0%		$ 1,677,865,083
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	735	06/18/2026	$82,996,903	$81,286,406	$—	$(1,710,497)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,611,108,886	$—	$—	$1,611,108,886
Exchange-Traded Funds	35,788,632	—	—	35,788,632
Repurchase Agreement	—	31,338,011	—	31,338,011
Total	$1,646,897,518	$31,338,011	$—	$1,678,235,529
Investment Companies Measured at Net Asset Value (C)				7,938
Total Investments				$1,678,243,467
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(1,710,497)	$—	$—	$(1,710,497)
Total Other Financial Instruments	$(1,710,497)	$—	$—	$(1,710,497)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond Active ETF	$—	$15,005,986	$—	$—	$(265,842)	$14,740,144	590,404	$139,413	$—
Transamerica Bond, Class I2	61,118,406	3,288,711	(10,000,000)	(585,629)	(211,698)	53,609,790	6,651,339	1,288,992	—
Transamerica Bond, Class R6	5,829,518	30,353	(5,881,357)	190,198	(168,712)	—	—	32,600	—
Transamerica Capital Growth, Class I2	34,059,883	—	—	—	(5,680,374)	28,379,509	2,236,368	—	—
Transamerica Capital Growth, Class R6	661,208	—	(530,529)	133,624	(264,303)	—	—	—	—
Transamerica Core Bond, Class I2	187,328,686	30,497,687	(8,000,000)	(769,284)	(2,202,570)	206,854,519	24,108,918	3,998,364	—
Transamerica Emerging Markets Debt, Class I2	37,399,919	1,298,991	—	—	653,061	39,351,971	3,995,124	1,298,991	—
Transamerica Emerging Markets Debt, Class R6	5,132,155	177,699	(4,500,000)	(126,723)	45,992	729,123	73,798	177,699	—
Transamerica Emerging Markets Equity, Class I2	46,965,367	480,535	(16,000,000)	3,057,753	2,471,805	36,975,460	2,993,965	480,535	—
Transamerica Emerging Markets Equity, Class R6	3,427,658	34,561	(3,741,468)	806,104	(526,855)	—	—	34,561	—
Transamerica Energy Infrastructure, Class I2	17,153,971	144,201	—	—	5,010,960	22,309,132	2,059,938	285,501	—
Transamerica Floating Rate, Class I2	14,339,597	526,529	—	—	(294,152)	14,571,974	1,674,939	526,529	—
Transamerica Global Allocation Liquidating Trust	7,392	—	—	—	546	7,938	5,843	—	—
Transamerica High Yield Bond, Class I2	905,962	32,027	—	—	(11,185)	926,804	113,579	32,027	—
Transamerica High Yield Bond, Class R6	7,044,830	124,709	(6,500,000)	(185,687)	209,200	693,052	84,933	124,709	—
Transamerica Inflation Opportunities, Class I2	58,084,596	622,473	—	—	(55,680)	58,651,389	5,918,405	622,473	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity, Class I2	$119,875,958	$9,117,439	$(4,000,000)	$954,892	$5,084,091	$131,032,380	4,918,633	$4,711,327	$4,406,112
Transamerica International Focus, Class I2	42,598,335	555,964	(11,000,000)	(625,316)	(1,883,254)	29,645,729	4,308,972	222,740	333,224
Transamerica International Focus, Class R6	411,823	5,311	(412,272)	34,569	(39,431)	—	—	2,107	3,204
Transamerica International Small Cap Value, Class I2	7,167,170	320,019	(1,000,000)	326,411	144,171	6,957,771	365,237	301,991	18,028
Transamerica International Stock, Class I2	120,594,402	3,469,041	—	—	8,949,215	133,012,658	8,455,986	2,374,896	1,094,146
Transamerica International Stock, Class R6	6,336,668	182,109	(6,800,688)	1,622,709	(1,340,798)	—	—	124,617	57,492
Transamerica Large Cap Value, Class I2	368,686,363	12,759,691	(67,200,000)	15,220,819	14,781,406	344,248,279	18,790,845	1,622,513	11,137,179
Transamerica Large Cap Value, Class R6	675,378	22,470	(738,069)	153,691	(113,470)	—	—	1,753	20,717
Transamerica Large Value Active ETF	—	14,997,396	—	—	280,399	15,277,795	567,412	26,674	—
Transamerica Long Credit, Class I2	33,851,506	861,161	—	—	(1,355,010)	33,357,657	3,614,047	861,161	—
Transamerica Mid Cap Growth, Class I2	16,171,557	3,068,283	—	—	(3,157,188)	16,082,652	1,782,999	1,070,198	1,998,085
Transamerica Mid Cap Growth, Class R6	3,431,755	652,278	(1,300,000)	(169,700)	(602,847)	2,011,486	223,250	227,510	424,768
Transamerica Mid Cap Value Opportunities, Class I2	10,516,328	1,628,032	—	—	(852,444)	11,291,916	1,093,119	296,428	1,331,603
Transamerica Mid Cap Value Opportunities, Class R6	346,906	53,042	—	—	(27,501)	372,447	35,539	9,653	43,389
Transamerica Short-Term Bond, Class I2	24,127	512	—	—	(149)	24,490	2,486	512	—
Transamerica Small Cap Growth, Class I2	7,628,559	973,013	(600,000)	(403,315)	(394,329)	7,203,928	1,307,428	—	973,013
Transamerica Small Cap Growth, Class R6	2,038,111	259,958	(1,100,000)	(474,967)	202,561	925,663	167,997	—	259,958
Transamerica Small Cap Value, Class I2	7,791,240	421,546	(700,000)	(370,988)	1,808,555	8,950,353	1,469,680	118,990	302,555
Transamerica Small Cap Value, Class R6	1,497,063	79,758	(500,000)	16,668	193,559	1,287,048	207,588	22,513	57,244
Transamerica Sustainable Equity Income, Class I2	38,791,523	244,245	—	—	4,629,425	43,665,193	4,586,680	244,245	—
Transamerica US Growth, Class I2	394,335,394	35,512,066	(35,000,000)	4,521,342	(21,883,401)	377,485,401	10,828,612	—	15,512,065
Transamerica US Growth, Class R6	504,440	20,216	—	—	(23,544)	501,112	14,379	—	20,216
Total	$1,662,733,754	$137,468,012	$(185,504,383)	$23,327,171	$3,110,209	$1,641,134,763	113,248,442	$21,282,222	$37,992,998

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$7,938	0.0%*
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)	Rate disclosed reflects the yield at April 30, 2026.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $1,177,488,650)	$1,641,134,763
Unaffiliated investments, at value (cost $5,632,503)	5,770,693
Repurchase agreement, at value (cost $31,338,011)	31,338,011
Cash collateral pledged at broker for:
Futures contracts	1,515,938
Receivables and other assets:
Shares of beneficial interest sold	296,855
Dividends from affiliated investments	1,125,314
Interest	1,175
Variation margin receivable on futures contracts	172,316
Prepaid expenses	26,639
Total assets	1,681,381,704
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,124,020
Shares of beneficial interest redeemed	1,632,982
Due to custodian	76,248
Investment management fees	66,866
Distribution and service fees	355,908
Transfer agent fees	146,697
Trustee and CCO fees	6,033
Audit and tax fees	22,681
Custody fees	5,256
Legal fees	26,656
Printing and shareholder reports fees	24,867
Other accrued expenses	28,407
Total liabilities	3,516,621
Net assets	$1,677,865,083
Net assets consist of:
Paid-in capital	$1,174,709,573
Total distributable earnings (accumulated losses)	503,155,510
Net assets	$1,677,865,083
Net assets by class:
Class A	$1,259,260,005
Class C	47,192,849
Class I	64,516,658
Class R	1,566,493
Class R3	305,329,078
Shares outstanding (unlimited shares, no par value):
Class A	86,096,893
Class C	3,141,433
Class I	4,398,623
Class R	107,074
Class R3	20,950,073
Net asset value per share: (A)
Class A	$14.63
Class C	15.02
Class I	14.67
Class R	14.63
Class R3	14.57
Maximum offering price per share: (B)
Class A	$15.48

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$21,282,222
Dividend income from unaffiliated investments	64,710
Interest income from unaffiliated investments	161,625
Total investment income	21,508,557
Expenses:
Investment management fees	821,785
Distribution and service fees:
Class A	1,559,904
Class C	250,243
Class R	3,786
Class R3	373,394
Transfer agent fees:
Class A	505,027
Class C	35,644
Class I	32,309
Class R	520
Class R3	235,239
Trustee and CCO fees	35,841
Audit and tax fees	22,857
Custody fees	9,449
Legal fees	75,442
Printing and shareholder reports fees	44,735
Registration fees	47,577
Other	32,630
Total expenses before waiver and/or reimbursement and recapture	4,086,382
Expenses waived and/or reimbursed:
Class I	(29,489)
Class R3	(356,594)
Net expenses	3,700,299
Net investment income (loss)	17,808,258
Net realized gain (loss) on:
Affiliated investments	23,327,171
Unaffiliated investments	228,512
Capital gain distributions received from affiliated investment companies	37,992,998
Futures contracts	1,206,860
Net realized gain (loss)	62,755,541
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,110,209
Unaffiliated investments	(115,359)
Futures contracts	(2,434,864)
Translation of assets and liabilities denominated in foreign currencies	28,044
Net change in unrealized appreciation (depreciation)	588,030
Net realized and change in unrealized gain (loss)	63,343,571
Net increase (decrease) in net assets resulting from operations	$81,151,829
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$17,808,258	$25,777,894
Net realized gain (loss)	62,755,541	82,774,326
Net change in unrealized appreciation (depreciation)	588,030	147,710,874
Net increase (decrease) in net assets resulting from operations	81,151,829	256,263,094
Dividends and/or distributions to shareholders:
Class A	(82,034,314)	(73,525,354)
Class C	(2,875,049)	(3,004,832)
Class I	(4,217,174)	(3,257,266)
Class R	(95,130)	(96,134)
Class R3	(20,229,268)	(7,119,734)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(109,450,935)	(87,003,320)
Capital share transactions:
Proceeds from shares sold:
Class A	12,586,626	20,218,272
Class C	2,551,585	5,653,670
Class I	6,721,893	18,636,004
Class R	16,560	33,083
Class R3	5,103,214	117,678,406
	26,979,878	162,219,435
Issued from fund acquisition:
Class R3	—	161,177,710
	—	161,177,710
Dividends and/or distributions reinvested:
Class A	78,333,693	70,026,457
Class C	2,871,340	2,998,421
Class I	4,173,959	3,215,678
Class R	93,986	95,152
Class R3	20,229,268	7,119,734
	105,702,246	83,455,442
Cost of shares redeemed:
Class A	(92,886,616)	(286,810,213)
Class C	(4,263,743)	(9,124,407)
Class I	(7,955,665)	(17,887,673)
Class R	(39,152)	(387,257)
Class R3	(15,354,598)	(15,093,749)
	(120,499,774)	(329,303,299)
Automatic conversions:
Class A	7,414,084	12,036,720
Class C	(7,414,084)	(12,036,720)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	12,182,350	77,549,288
Net increase (decrease) in net assets	(16,116,756)	246,809,062
Net assets:
Beginning of period/year	1,693,981,839	1,447,172,777
End of period/year	$1,677,865,083	$1,693,981,839
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	874,646	1,511,274
Class C	172,235	407,947
Class I	465,587	1,379,248
Class R	1,143	2,446
Class R3	349,549	8,617,100
	1,863,160	11,918,015
Shares issued on fund acquisition:
Class R3	—	11,990,070
	—	11,990,070
Shares reinvested:
Class A	5,520,345	5,466,545
Class C	196,532	227,844
Class I	293,734	250,833
Class R	6,619	7,422
Class R3	1,431,654	557,536
	7,448,884	6,510,180
Shares redeemed:
Class A	(6,436,699)	(21,137,697)
Class C	(286,734)	(659,958)
Class I	(552,405)	(1,313,089)
Class R	(2,706)	(27,513)
Class R3	(1,065,165)	(1,107,947)
	(8,343,709)	(24,246,204)
Automatic conversions:
Class A	514,054	893,867
Class C	(500,642)	(873,493)
	13,412	20,374
Net increase (decrease) in shares outstanding:
Class A	472,346	(13,266,011)
Class C	(418,609)	(897,660)
Class I	206,916	316,992
Class R	5,056	(17,645)
Class R3	716,038	20,056,759
	981,747	6,192,435
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.89	$13.45	$11.02	$10.84	$14.72	$11.87
Investment operations:
Net investment income (loss) (A)	0.15	0.23	0.25	0.14	0.37	0.17
Net realized and unrealized gain (loss)	0.56	2.03	2.59	0.43	(3.12)	3.21
Total investment operations	0.71	2.26	2.84	0.57	(2.75)	3.38
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.25)	(0.22)	(0.12)	(0.38)	(0.15)
Net realized gains	(0.74)	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.97)	(0.82)	(0.41)	(0.39)	(1.13)	(0.53)
Net asset value, end of period/year	$14.63	$14.89	$13.45	$11.02	$10.84	$14.72
Total return (E)	5.00%(F)	17.81%	26.18%(C)	5.33%	(20.18)%(D)	29.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,259,260	$1,275,051	$1,329,914	$1,186,870	$1,256,097	$1,756,950
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.46%(H)	0.47%	0.47%	0.48%	0.47%	0.46%
Including waiver and/or reimbursement and recapture	0.46%(H)	0.47%	0.47%	0.48%(I)	0.47%(I)	0.46%
Net investment income (loss) to average net assets	2.13%(H)	1.71%	1.93%	1.24%	3.05%	1.19%
Portfolio turnover rate	5%(F)	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$15.20	$13.69	$11.19	$10.98	$14.85	$11.96
Investment operations:
Net investment income (loss) (A)	0.10	0.13	0.15	0.05	0.31	0.09
Net realized and unrealized gain (loss)	0.56	2.08	2.64	0.44	(3.22)	3.21
Total investment operations	0.66	2.21	2.79	0.49	(2.91)	3.30
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.13)	(0.10)	(0.01)	(0.22)	(0.03)
Net realized gains	(0.74)	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.84)	(0.70)	(0.29)	(0.28)	(0.97)	(0.41)
Net asset value, end of period/year	$15.02	$15.20	$13.69	$11.19	$10.98	$14.85
Total return (E)	4.50%(F)	16.91%	25.16%(C)	4.51%	(20.81)%(D)	28.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,193	$54,101	$61,020	$69,100	$94,276	$166,140
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.27%(H)	1.28%	1.28%	1.29%	1.27%	1.24%
Including waiver and/or reimbursement and recapture	1.27%(H)	1.28%	1.28%	1.29%(I)	1.26%	1.24%
Net investment income (loss) to average net assets	1.37%(H)	0.96%	1.17%	0.45%	2.47%	0.66%
Portfolio turnover rate	5%(F)	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.94	$13.48	$11.04	$10.85	$14.73	$11.87
Investment operations:
Net investment income (loss) (A)	0.18	0.27	0.29	0.18	0.42	0.21
Net realized and unrealized gain (loss)	0.56	2.05	2.59	0.43	(3.14)	3.21
Total investment operations	0.74	2.32	2.88	0.61	(2.72)	3.42
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.29)	(0.25)	(0.15)	(0.43)	(0.18)
Net realized gains	(0.74)	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(1.01)	(0.86)	(0.44)	(0.42)	(1.18)	(0.56)
Net asset value, end of period/year	$14.67	$14.94	$13.48	$11.04	$10.85	$14.73
Total return	5.16%(C)	18.24%	26.52%	5.69%	(19.78)%(B)	29.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,517	$62,632	$52,245	$47,351	$50,808	$73,488
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.24%(E)	0.24%	0.24%	0.24%	0.24%	0.23%
Including waiver and/or reimbursement and recapture	0.14%(E)(F)	0.15%(F)	0.14%(F)	0.14%(F)	0.14%(F)(G)	0.14%(G)
Net investment income (loss) to average net assets	2.45%(E)	2.00%	2.26%	1.57%	3.40%	1.52%
Portfolio turnover rate	5%(C)	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.16%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.87	$13.44	$11.01	$10.82	$14.68	$11.84
Investment operations:
Net investment income (loss) (A)	0.13	0.21	0.21	0.11	0.34	0.14
Net realized and unrealized gain (loss)	0.56	2.02	2.59	0.43	(3.12)	3.19
Total investment operations	0.69	2.23	2.80	0.54	(2.78)	3.33
Contributions from affiliate	—	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.23)	(0.19)	(0.08)	(0.33)	(0.11)
Net realized gains	(0.74)	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)
Total dividends and/or distributions to shareholders	(0.93)	(0.80)	(0.38)	(0.35)	(1.08)	(0.49)
Net asset value, end of period/year	$14.63	$14.87	$13.44	$11.01	$10.82	$14.68
Total return	4.86%(C)	17.56%	25.92%(B)	5.08%	(20.34)%	28.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,566	$1,517	$1,609	$1,215	$1,236	$1,781
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.70%(E)	0.70%	0.70%	0.73%	0.73%	0.73%
Including waiver and/or reimbursement and recapture	0.70%(E)	0.70%	0.70%	0.73%	0.73%	0.73%
Net investment income (loss) to average net assets	1.87%(E)	1.51%	1.67%	0.97%	2.78%	1.00%
Portfolio turnover rate	5%(C)	13%	18%	18%	35%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$14.86	$13.46	$11.04	$10.85	$12.38
Investment operations:
Net investment income (loss) (B)	0.16	0.24	0.24	0.15	0.07
Net realized and unrealized gain (loss)	0.55	2.03	2.61	0.44	(1.60)
Total investment operations	0.71	2.27	2.85	0.59	(1.53)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.30)	(0.24)	(0.13)	—
Net realized gains	(0.74)	(0.57)	(0.19)	(0.27)	—
Total dividends and/or distributions to shareholders	(1.00)	(0.87)	(0.43)	(0.40)	—
Net asset value, end of period/year	$14.57	$14.86	$13.46	$11.04	$10.85
Total return	5.02%(C)	17.93%	26.29%	5.50%	(12.36)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$305,329	$300,681	$2,385	$720	$215
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%(E)	0.54%	0.54%	0.54%	0.54%(E)
Including waiver and/or reimbursement and recapture	0.30%(E)	0.32%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.29%(E)	1.77%	1.85%	1.36%	0.93%(E)
Portfolio turnover rate	5%(C)	13%	18%	18%	35%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(1,710,497)	$—	$—	$—	$—	$(1,710,497)
Total	$(1,710,497)	$—	$—	$—	$—	$(1,710,497)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$591,359	$—	$615,501	$—	$—	$1,206,860
Total	$591,359	$—	$615,501	$—	$—	$1,206,860

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,167,610)	$—	$(267,254)	$—	$—	$(2,434,864)
Total	$(2,167,610)	$—	$(267,254)	$—	$—	$(2,434,864)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$94,641,934
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,845,652	0.11%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2027
Class C	1.32	March 1, 2027
Class I	0.29	March 1, 2027
Class R	0.76	March 1, 2027
Class R3	0.30	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R3	$—	$2,491	$366,799	$356,594	$725,884

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$181,479	$2,712
Class C	—	3,580
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2027. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$573,747	$105,395
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$78,503,383	$186,255,750
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,214,459,164	$475,888,182	$(13,814,376)	$462,073,806
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Moderate Growth Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Moderate Growth Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Moderate Growth Portfolio for shares of Transamerica ClearTrack® 2035 and Transamerica ClearTrack®2040 following the close of business on June 20, 2025. The cost basis of the investments received from
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
12. REORGANIZATION (continued)
Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 were carried forward to align ongoing reporting of Transamerica Asset Allocation - Moderate Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Growth Portfolio, were as follows:
Transamerica ClearTrack® 2035 Class	Transamerica ClearTrack® 2035 Shares	Transamerica ClearTrack® 2040 Class	Transamerica ClearTrack® 2040 Shares	Transamerica Asset Allocation - Moderate Growth Portfolio Class	Transamerica Asset Allocation - Moderate Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,720,762	Class R3	10,286,128	Class R3	11,990,070	$161,177,710	0.57

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,123,829 from ClearTrack® 2035 and 5,866,241 from
ClearTrack® 2040). The 0.57 exchange ratio is a weighted ratio. ClearTrack® 2035's specific ratio is 0.57 and ClearTrack® 2040's ratio is 0.57.

The net assets of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2035 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2040 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2035 Net Assets	Transamerica ClearTrack®2040 Net Assets	Transamerica Asset Allocation - Moderate Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$3,198,090	$4,887,758	$82,320,184	$78,857,526	$1,430,184,217	$1,591,361,927
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA MOD GROWTH PORT 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation - Moderate Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.7%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	3,627	$ 4,927
International Equity Funds - 14.5%
Transamerica Emerging Markets Equity, Class I2 (B)	1,378,628	17,026,057
Transamerica International Equity, Class I2 (B)	2,403,559	64,030,805
Transamerica International Focus, Class I2 (B)	1,882,854	12,954,041
Transamerica International Small Cap Value, Class I2 (B)	179,416	3,417,880
Transamerica International Stock, Class I2 (B)	4,088,938	64,318,992
		161,747,775
International Fixed Income Funds - 2.6%
Transamerica Emerging Markets Debt, Class I2 (B)	2,923,737	28,798,814
Transamerica Emerging Markets Debt, Class R6 (B)	47,779	472,053
		29,270,867
U.S. Equity Funds - 36.0%
Transamerica Capital Growth, Class I2 (A)(B)	1,190,927	15,112,869
Transamerica Large Cap Value, Class I2 (B)	8,845,061	162,041,525
Transamerica Mid Cap Growth, Class I2 (B)	856,324	7,724,043
Transamerica Mid Cap Value Opportunities, Class I2 (B)	730,135	7,542,294
Transamerica Small Cap Growth, Class I2 (B)	732,443	4,035,758
Transamerica Small Cap Value, Class I2 (B)	912,971	5,559,992
Transamerica Sustainable Equity Income, Class I2 (B)	1,880,940	17,906,545
Transamerica US Growth, Class I2 (B)	5,163,482	179,998,992
Transamerica US Growth, Class R6 (B)	6,991	243,637
		400,165,655
U.S. Fixed Income Funds - 42.4%
Transamerica Bond, Class I2 (B)	12,688,825	102,271,927
Transamerica Core Bond, Class I2 (B)	34,367,479	294,872,968
Transamerica Floating Rate, Class I2 (B)	1,256,205	10,928,986
Transamerica High Yield Bond, Class I2 (B)	81,811	667,582
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond, Class R6 (B)	114,334	$ 932,965
Transamerica Inflation Opportunities, Class I2 (B)	4,022,826	39,866,206
Transamerica Long Credit, Class I2 (B)	2,338,917	21,588,201
Transamerica Short-Term Bond, Class I2 (B)	988	9,729
		471,138,564
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure, Class I2 (B)	1,205,689	13,057,609
Total Investment Companies (Cost $871,158,775)		1,075,385,397
EXCHANGE-TRADED FUNDS - 2.1%
U.S. Equity Funds - 1.2%
State Street Health Care Select Sector SPDR ETF (E)	19,571	2,857,170
Transamerica Large Value Active ETF (B)(F)	382,054	10,286,957
		13,144,127
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (B)(F)	397,541	9,925,088
Total Exchange-Traded Funds (Cost $23,005,197)		23,069,215

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.35% (G), dated 04/30/2026, to be repurchased at $13,234,415 on 05/01/2026. Collateralized by a U.S. Government Obligation, 2.63%, due 05/31/2027, and with a value of $13,498,644.	$ 13,233,919	13,233,919
Total Repurchase Agreement (Cost $13,233,919)		13,233,919
Total Investments (Cost $907,397,891)		1,111,688,531
Net Other Assets (Liabilities) - 0.0%*		180,192
Net Assets - 100.0%		$ 1,111,868,723
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	528	06/18/2026	$59,621,549	$58,393,500	$—	$(1,228,049)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,075,380,470	$—	$—	$1,075,380,470
Exchange-Traded Funds	23,069,215	—	—	23,069,215
Repurchase Agreement	—	13,233,919	—	13,233,919
Total	$1,098,449,685	$13,233,919	$—	$1,111,683,604
Investment Companies Measured at Net Asset Value (C)				4,927
Total Investments				$1,111,688,531
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(1,228,049)	$—	$—	$(1,228,049)
Total Other Financial Instruments	$(1,228,049)	$—	$—	$(1,228,049)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond Active ETF	$—	$10,103,964	$—	$—	$(178,876)	$9,925,088	397,541	$93,871	$—
Transamerica Bond, Class I2	105,012,380	17,373,223	(18,500,000)	(1,873,405)	259,729	102,271,927	12,688,825	2,373,374	—
Transamerica Bond, Class R6	5,299,201	28,266	(5,347,004)	177,219	(157,682)	—	—	30,457	—
Transamerica Capital Growth, Class I2	18,137,825	—	—	—	(3,024,956)	15,112,869	1,190,927	—	—
Transamerica Capital Growth, Class R6	251,431	—	(201,739)	50,352	(100,044)	—	—	—	—
Transamerica Core Bond, Class I2	288,459,140	19,954,278	(9,200,000)	(717,490)	(3,622,960)	294,872,968	34,367,479	5,955,094	—
Transamerica Emerging Markets Debt, Class I2	27,370,251	950,636	—	—	477,927	28,798,814	2,923,737	950,636	—
Transamerica Emerging Markets Debt, Class R6	3,379,669	97,020	(3,000,000)	(32,666)	28,030	472,053	47,779	97,020	—
Transamerica Emerging Markets Equity, Class I2	17,972,910	183,893	(3,500,000)	646,650	1,722,604	17,026,057	1,378,628	183,893	—
Transamerica Emerging Markets Equity, Class R6	256,547	2,587	(296,452)	104,071	(66,753)	—	—	2,587	—
Transamerica Energy Infrastructure, Class I2	10,040,276	84,402	—	—	2,932,931	13,057,609	1,205,689	132,431	—
Transamerica Floating Rate, Class I2	10,754,703	394,897	—	—	(220,614)	10,928,986	1,256,205	394,897	—
Transamerica Global Allocation Liquidating Trust	4,588	—	—	—	339	4,927	3,627	—	—
Transamerica High Yield Bond, Class I2	652,570	23,068	—	—	(8,056)	667,582	81,811	23,069	—
Transamerica High Yield Bond, Class R6	5,381,040	56,692	(4,500,000)	(187,723)	182,956	932,965	114,334	56,692	—
Transamerica Inflation Opportunities, Class I2	39,480,949	423,104	—	—	(37,847)	39,866,206	4,022,826	423,104	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026	Shares as of April 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity, Class I2	$59,022,386	$4,489,082	$(2,500,000)	$575,976	$2,443,361	$64,030,805	2,403,559	$2,319,679	$2,169,403
Transamerica International Focus, Class I2	17,751,661	231,683	(3,900,000)	(838,125)	(291,178)	12,954,041	1,882,854	92,821	138,862
Transamerica International Focus, Class R6	233,349	3,009	(233,602)	19,586	(22,342)	—	—	1,194	1,815
Transamerica International Small Cap Value, Class I2	5,185,728	231,546	(2,300,000)	632,942	(332,336)	3,417,880	179,416	218,502	13,044
Transamerica International Stock, Class I2	58,314,077	1,677,474	—	—	4,327,441	64,318,992	4,088,938	1,148,394	529,080
Transamerica International Stock, Class R6	226,001	6,495	(257,829)	76,881	(51,548)	—	—	4,445	2,050
Transamerica Large Cap Value, Class I2	184,021,304	6,285,008	(43,000,000)	8,115,024	6,620,189	162,041,525	8,845,061	786,538	5,498,471
Transamerica Large Cap Value, Class R6	259,516	8,634	(283,605)	62,585	(47,130)	—	—	674	7,960
Transamerica Large Value Active ETF	—	10,097,442	—	—	189,515	10,286,957	382,054	17,960	—
Transamerica Long Credit, Class I2	22,928,044	579,007	(1,000,000)	(25,096)	(893,754)	21,588,201	2,338,917	578,873	—
Transamerica Mid Cap Growth, Class I2	7,766,741	1,473,610	—	—	(1,516,308)	7,724,043	856,324	513,987	959,623
Transamerica Mid Cap Growth, Class R6	196,742	37,395	(190,147)	5,239	(49,229)	—	—	13,043	24,352
Transamerica Mid Cap Value Opportunities, Class I2	7,024,250	1,087,423	—	—	(569,379)	7,542,294	730,135	197,995	889,428
Transamerica Mid Cap Value Opportunities, Class R6	273,457	41,812	(300,874)	3,039	(17,434)	—	—	7,609	34,203
Transamerica Short-Term Bond, Class I2	9,585	203	—	—	(59)	9,729	988	203	—
Transamerica Small Cap Growth, Class I2	3,940,604	502,619	—	—	(407,465)	4,035,758	732,443	—	502,619
Transamerica Small Cap Growth, Class R6	336,777	42,955	(342,712)	(68,486)	31,466	—	—	—	42,955
Transamerica Small Cap Value, Class I2	4,453,570	240,960	—	—	865,462	5,559,992	912,971	68,016	172,944
Transamerica Small Cap Value, Class R6	312,333	16,640	(369,445)	57,591	(17,119)	—	—	4,697	11,943
Transamerica Sustainable Equity Income, Class I2	15,907,914	100,162	—	—	1,898,469	17,906,545	1,880,940	100,162	—
Transamerica US Growth, Class I2	192,862,949	18,585,620	(22,900,000)	2,291,891	(10,841,468)	179,998,992	5,163,482	—	7,585,620
Transamerica US Growth, Class R6	245,254	9,830	—	—	(11,447)	243,637	6,991	—	9,830
Total	$1,113,725,722	$95,424,639	$(122,123,409)	$9,076,055	$(505,565)	$1,095,597,442	90,084,481	$16,791,917	$18,594,202

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,927	0.0%*
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)	Rate disclosed reflects the yield at April 30, 2026.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $891,360,180)	$1,095,597,442
Unaffiliated investments, at value (cost $2,803,792)	2,857,170
Repurchase agreement, at value (cost $13,233,919)	13,233,919
Cash collateral pledged at broker for:
Futures contracts	1,089,000
Receivables and other assets:
Shares of beneficial interest sold	116,222
Dividends from affiliated investments	1,544,923
Interest	496
Variation margin receivable on futures contracts	124,317
Prepaid expenses	23,294
Total assets	1,114,586,783
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,543,972
Shares of beneficial interest redeemed	677,257
Due to custodian	51,827
Investment management fees	15,085
Distribution and service fees	235,505
Transfer agent fees	111,774
Trustee and CCO fees	4,015
Audit and tax fees	19,655
Custody fees	3,645
Legal fees	18,301
Printing and shareholder reports fees	15,424
Other accrued expenses	21,600
Total liabilities	2,718,060
Net assets	$1,111,868,723
Net assets consist of:
Paid-in capital	$887,728,638
Total distributable earnings (accumulated losses)	224,140,085
Net assets	$1,111,868,723
Net assets by class:
Class A	$623,288,956
Class C	24,269,789
Class I	31,998,481
Class R	3,308,432
Class R3	429,003,065
Shares outstanding (unlimited shares, no par value):
Class A	48,774,057
Class C	1,855,281
Class I	2,497,742
Class R	260,348
Class R3	33,656,985
Net asset value per share: (A)
Class A	$12.78
Class C	13.08
Class I	12.81
Class R	12.71
Class R3	12.75
Maximum offering price per share: (B)
Class A	$13.52

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$16,791,917
Dividend income from unaffiliated investments	33,980
Interest income from unaffiliated investments	99,834
Total investment income	16,925,731
Expenses:
Investment management fees	552,182
Distribution and service fees:
Class A	778,795
Class C	127,436
Class R	8,592
Class R3	530,263
Transfer agent fees:
Class A	265,783
Class C	18,474
Class I	16,167
Class R	973
Class R3	334,066
Trustee and CCO fees	23,936
Audit and tax fees	20,078
Custody fees	6,514
Legal fees	52,551
Printing and shareholder reports fees	28,167
Registration fees	43,175
Other	24,589
Total expenses before waiver and/or reimbursement and recapture	2,831,741
Expenses waived and/or reimbursed:
Class I	(14,763)
Class R3	(409,479)
Net expenses	2,407,499
Net investment income (loss)	14,518,232
Net realized gain (loss) on:
Affiliated investments	9,076,055
Unaffiliated investments	142,009
Capital gain distributions received from affiliated investment companies	18,594,202
Futures contracts	944,407
Net realized gain (loss)	28,756,673
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(505,565)
Unaffiliated investments	(80,475)
Futures contracts	(1,768,572)
Translation of assets and liabilities denominated in foreign currencies	20,471
Net change in unrealized appreciation (depreciation)	(2,334,141)
Net realized and change in unrealized gain (loss)	26,422,532
Net increase (decrease) in net assets resulting from operations	$40,940,764
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$14,518,232	$23,579,053
Net realized gain (loss)	28,756,673	44,171,081
Net change in unrealized appreciation (depreciation)	(2,334,141)	76,060,129
Net increase (decrease) in net assets resulting from operations	40,940,764	143,810,263
Dividends and/or distributions to shareholders:
Class A	(37,647,693)	(29,801,903)
Class C	(1,313,350)	(1,206,551)
Class I	(1,927,120)	(1,392,037)
Class R	(197,745)	(174,173)
Class R3	(26,242,346)	(17,329,738)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(67,328,254)	(49,904,402)
Capital share transactions:
Proceeds from shares sold:
Class A	7,735,364	12,796,590
Class C	1,736,807	2,927,923
Class I	4,732,218	8,312,586
Class R	158,636	521,279
Class R3	7,558,170	341,871,511
	21,921,195	366,429,889
Issued from fund acquisition:
Class R3	—	79,914,218
	—	79,914,218
Dividends and/or distributions reinvested:
Class A	35,659,549	28,164,144
Class C	1,308,619	1,203,372
Class I	1,870,744	1,318,400
Class R	194,105	171,449
Class R3	26,242,346	17,329,738
	65,275,363	48,187,103
Cost of shares redeemed:
Class A	(47,296,134)	(260,433,908)
Class C	(1,710,782)	(5,209,514)
Class I	(4,712,993)	(9,037,889)
Class R	(366,034)	(1,216,267)
Class R3	(24,312,986)	(42,298,808)
	(78,398,929)	(318,196,386)
Automatic conversions:
Class A	4,016,831	7,232,354
Class C	(4,016,831)	(7,232,354)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	8,797,629	176,334,824
Net increase (decrease) in net assets	(17,589,861)	270,240,685
Net assets:
Beginning of period/year	1,129,458,584	859,217,899
End of period/year	$1,111,868,723	$1,129,458,584
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	608,779	1,062,691
Class C	133,724	238,143
Class I	370,661	681,208
Class R	12,711	43,196
Class R3	594,958	28,156,696
	1,720,833	30,181,934
Shares issued on fund acquisition:
Class R3	—	6,642,359
	—	6,642,359
Shares reinvested:
Class A	2,852,764	2,440,567
Class C	101,997	101,894
Class I	149,421	114,246
Class R	15,603	14,935
Class R3	2,106,127	1,505,625
	5,225,912	4,177,267
Shares redeemed:
Class A	(3,721,367)	(21,506,938)
Class C	(131,952)	(423,330)
Class I	(369,322)	(744,174)
Class R	(28,831)	(98,324)
Class R3	(1,927,860)	(3,507,445)
	(6,179,332)	(26,280,211)
Automatic conversions:
Class A	316,191	601,654
Class C	(309,156)	(589,957)
	7,035	11,697
Net increase (decrease) in shares outstanding:
Class A	56,367	(17,402,026)
Class C	(205,387)	(673,250)
Class I	150,760	51,280
Class R	(517)	(40,193)
Class R3	773,225	32,797,235
	774,448	14,733,046
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$13.09	$12.00	$10.23	$10.01	$13.31	$11.48
Investment operations:
Net investment income (loss) (A)	0.16	0.27	0.29	0.18	0.32	0.22
Net realized and unrealized gain (loss)	0.32	1.39	1.88	0.20	(2.62)	2.11
Total investment operations	0.48	1.66	2.17	0.38	(2.30)	2.33
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.24)	(0.25)	(0.16)	(0.32)	(0.20)
Net realized gains	(0.50)	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.79)	(0.57)	(0.40)	(0.16)	(1.00)	(0.50)
Net asset value, end of period/year	$12.78	$13.09	$12.00	$10.23	$10.01	$13.31
Total return (E)	3.76%(F)	14.50%	21.58%(C)	3.78%	(18.65)%(D)	20.68%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$623,289	$637,883	$793,634	$745,159	$821,113	$1,171,334
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.47%(H)	0.48%	0.47%	0.48%	0.47%	0.44%
Including waiver and/or reimbursement and recapture	0.47%(H)	0.48%	0.47%	0.48%(I)	0.47%(I)	0.44%
Net investment income (loss) to average net assets	2.59%(H)	2.23%	2.52%	1.75%	2.86%	1.76%
Portfolio turnover rate	5%(F)	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$13.32	$12.18	$10.36	$10.11	$13.38	$11.52
Investment operations:
Net investment income (loss) (A)	0.12	0.18	0.20	0.10	0.25	0.17
Net realized and unrealized gain (loss)	0.31	1.42	1.91	0.20	(2.66)	2.07
Total investment operations	0.43	1.60	2.11	0.30	(2.41)	2.24
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.13)	(0.14)	(0.05)	(0.18)	(0.08)
Net realized gains	(0.50)	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.67)	(0.46)	(0.29)	(0.05)	(0.86)	(0.38)
Net asset value, end of period/year	$13.08	$13.32	$12.18	$10.36	$10.11	$13.38
Total return (E)	3.28%(F)	13.64%	20.57%(C)	2.97%	(19.23)%(D)	19.75%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,270	$27,443	$33,310	$41,482	$59,744	$104,930
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.28%(H)	1.28%	1.28%	1.28%	1.26%	1.23%
Including waiver and/or reimbursement and recapture	1.28%(H)	1.28%	1.28%	1.28%(I)	1.25%	1.23%
Net investment income (loss) to average net assets	1.81%(H)	1.48%	1.75%	0.95%	2.20%	1.30%
Portfolio turnover rate	5%(F)	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$13.13	$12.04	$10.25	$10.02	$13.32	$11.48
Investment operations:
Net investment income (loss) (A)	0.18	0.31	0.32	0.22	0.35	0.27
Net realized and unrealized gain (loss)	0.32	1.39	1.90	0.19	(2.61)	2.10
Total investment operations	0.50	1.70	2.22	0.41	(2.26)	2.37
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.28)	(0.28)	(0.18)	(0.38)	(0.23)
Net realized gains	(0.50)	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.82)	(0.61)	(0.43)	(0.18)	(1.06)	(0.53)
Net asset value, end of period/year	$12.81	$13.13	$12.04	$10.25	$10.02	$13.32
Total return	3.92%(C)	14.82%	22.02%	4.12%	(18.24)%(B)	21.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,999	$30,826	$27,636	$26,556	$33,414	$47,079
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.24%(E)	0.25%	0.25%	0.25%	0.24%	0.22%
Including waiver and/or reimbursement and recapture	0.14%(E)(F)	0.15%(F)	0.15%(F)	0.15%(F)	0.15%(F)(G)	0.13%(G)
Net investment income (loss) to average net assets	2.90%(E)	2.57%	2.83%	2.08%	3.15%	2.09%
Portfolio turnover rate	5%(C)	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.15%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$13.01	$11.95	$10.17	$9.96	$13.24	$11.42
Investment operations:
Net investment income (loss) (A)	0.15	0.25	0.25	0.17	0.28	0.17
Net realized and unrealized gain (loss)	0.31	1.38	1.89	0.17	(2.59)	2.11
Total investment operations	0.46	1.63	2.14	0.34	(2.31)	2.28
Contributions from affiliate	—	—	0.01 (B)	—	0.00 (C)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.24)	(0.22)	(0.13)	(0.29)	(0.16)
Net realized gains	(0.50)	(0.33)	(0.15)	—	(0.68)	(0.30)
Total dividends and/or distributions to shareholders	(0.76)	(0.57)	(0.37)	(0.13)	(0.97)	(0.46)
Net asset value, end of period/year	$12.71	$13.01	$11.95	$10.17	$9.96	$13.24
Total return	3.61%(E)	14.29%	21.42%(B)	3.47%	(18.78)%(D)	20.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,308	$3,393	$3,598	$1,759	$2,500	$2,991
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.69%(G)	0.70%	0.72%	0.72%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.69%(G)	0.70%	0.72%	0.72%	0.71%(H)	0.70%
Net investment income (loss) to average net assets	2.35%(G)	2.03%	2.17%	1.58%	2.53%	1.36%
Portfolio turnover rate	5%(E)	21%	17%	18%	43%	8%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$13.07	$12.02	$10.26	$10.02	$11.45
Investment operations:
Net investment income (loss) (B)	0.17	0.30	0.29	0.19	0.09
Net realized and unrealized gain (loss)	0.32	1.37	1.90	0.20	(1.52)
Total investment operations	0.49	1.67	2.19	0.39	(1.43)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.29)	(0.28)	(0.15)	—
Net realized gains	(0.50)	(0.33)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.81)	(0.62)	(0.43)	(0.15)	—
Net asset value, end of period/year	$12.75	$13.07	$12.02	$10.26	$10.02
Total return	3.85%(C)	14.62%	21.70%	3.95%	(12.49)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$429,003	$429,914	$1,040	$485	$71
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%(E)	0.55%	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.70%(E)	2.48%	2.49%	1.80%	1.33%(E)
Portfolio turnover rate	5%(C)	21%	17%	18%	43%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(1,228,049)	$—	$—	$—	$—	$(1,228,049)
Total	$(1,228,049)	$—	$—	$—	$—	$(1,228,049)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$522,574	$—	$421,833	$—	$—	$944,407
Total	$522,574	$—	$421,833	$—	$—	$944,407
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,603,674)	$—	$(164,898)	$—	$—	$(1,768,572)
Total	$(1,603,674)	$—	$(164,898)	$—	$—	$(1,768,572)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$66,289,972
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,445,429	0.13%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1000%
Over $1 billion up to $2.5 billion	0.0975
Over $2.5 billion up to $4 billion	0.0900
Over $4 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	0.52%	March 1, 2027
Class C	1.31	March 1, 2027
Class I	0.29	March 1, 2027
Class R	0.75	March 1, 2027
Class R3	0.35	March 1, 2027
Prior to March 1, 2026
Class A	0.52
Class C	1.31
Class I	0.29
Class R	0.76
Class R3	0.35
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R3	$—	$—	$638,971	$409,479	$1,048,450

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$92,506	$508
Class C	—	577
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2027. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$311,788	$57,316
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$60,201,405	$122,590,969
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$907,397,891	$217,225,031	$(14,162,440)	$203,062,591
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. REORGANIZATION
Following the close of business on June 20, 2025, Transamerica Asset Allocation - Moderate Portfolio acquired all of the assets and liabilities of Transamerica ClearTrack® 2030 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Moderate Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Moderate Portfolio for shares of Transamerica ClearTrack® 2030 following the close of business on June 20, 2025. The cost basis of the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
12. REORGANIZATION (continued)
investments received from Transamerica ClearTrack® 2030 was carried forward to align ongoing reporting of Transamerica Asset Allocation - Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2030 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Portfolio, were as follows:
Transamerica ClearTrack®2030 Class	Transamerica ClearTrack®2030 Shares	Transamerica Asset Allocation - Moderate Portfolio Class	Transamerica Asset Allocation - Moderate Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,165,623	Class R3	6,642,359	$ 79,914,218	0.65

(A)	Calculated by dividing the Transamerica Asset Allocation - Moderate Portfolio shares issuable by the Transamerica ClearTrack® 2030 shares outstanding on June 20, 2025.
The net assets of Transamerica ClearTrack® 2030, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Portfolio. These amounts were as follows:
Transamerica ClearTrack®2030 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2030 Net Assets	Transamerica Asset Allocation - Moderate Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$2,757,976	$79,914,218	$1,005,357,346	$1,085,271,564
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation - Moderate Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA MOD PORT 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation Intermediate Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.9%
Transamerica International Equity, Class I3 (A)	204,043	$ 5,482,644
Money Market Fund - 0.2%
Transamerica Government Money Market, Class I3, 3.29% (A)(B)	70,254	70,254
U.S. Equity Funds - 40.3%
Transamerica Large Growth, Class I3 (A)	494,488	5,676,721
Transamerica Large Value Opportunities, Class I3 (A)	665,461	6,142,206
Transamerica Mid Cap Growth, Class I3 (A)	148,434	1,335,905
Transamerica Mid Cap Value Opportunities, Class I3 (A)	125,538	1,309,364
Transamerica Small Cap Growth, Class I3 (A)	228,573	1,254,862
Transamerica Small Cap Value, Class I3 (A)	237,495	1,455,846
		17,174,904
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.6%
Transamerica Core Bond, Class I3 (A)	1,096,882	$ 9,422,213
Transamerica High Yield Bond, Class I3 (A)	318,009	2,594,956
Transamerica Inflation Opportunities, Class I3 (A)	469,081	4,648,596
Transamerica Short-Term Bond, Class I3 (A)	322,635	3,177,952
		19,843,717
Total Investment Companies (Cost $41,776,252)		42,571,519
Total Investments (Cost $41,776,252)		42,571,519
Net Other Assets (Liabilities) - (0.0)%*		(20,676)
Net Assets - 100.0%		$ 42,550,843
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$42,571,519	$—	$—	$42,571,519
Total Investments	$42,571,519	$—	$—	$42,571,519
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Sponsored ETFs. Affiliated interest income,dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $41,776,252)	$42,571,519
Receivables and other assets:
Affiliated investments sold	6
Shares of beneficial interest sold	114
Dividends from affiliated investments	59,983
Total assets	42,631,622
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	60,103
Investment management fees	3,450
Distribution and service fees	17,225
Transfer agent fees	1
Total liabilities	80,779
Net assets	$42,550,843
Net assets consist of:
Paid-in capital	$42,516,191
Total distributable earnings (accumulated losses)	34,652
Net assets	$42,550,843
Net assets by class:
Class R	$42,398,523
Class R4	152,320
Shares outstanding (unlimited shares, no par value):
Class R	4,763,211
Class R4	17,111
Net asset value per share: (A)
Class R	$8.90
Class R4	8.90

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,229,289
Total investment income	1,229,289
Expenses:
Investment management fees	25,183
Distribution and service fees:
Class R	104,584
Class R4	172
Transfer agent fees:
Class R4	5
Total expenses before waiver and/or reimbursement and recapture	129,944
Expenses waived and/or reimbursed:
Class R	(4,183)
Class R4	(19)
Net expenses	125,742
Net investment income (loss)	1,103,547
Net realized gain (loss) on:
Affiliated investments	453,717
Capital gain distributions received from affiliated investment companies	2,595,853
Net realized gain (loss)	3,049,570
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(3,101,503)
Net realized and change in unrealized gain (loss)	(51,933)
Net increase (decrease) in net assets resulting from operations	$1,051,614
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$1,103,547	$1,753,620
Net realized gain (loss)	3,049,570	11,748,241
Net change in unrealized appreciation (depreciation)	(3,101,503)	(4,216,644)
Net increase (decrease) in net assets resulting from operations	1,051,614	9,285,217
Dividends and/or distributions to shareholders:
Class R	(6,843,835)	(2,565,874)
Class R4	(22,073)	(8,149)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,865,908)	(2,574,023)
Capital share transactions:
Proceeds from shares sold:
Class R	209,257	573,051
Class R4	15,489	19,835
	224,746	592,886
Dividends and/or distributions reinvested:
Class R	6,843,835	2,565,874
Class R4	22,073	8,149
	6,865,908	2,574,023
Cost of shares redeemed:
Class R	(1,794,470)	(198,506,070)
Class R4	(13)	(15,495)
	(1,794,483)	(198,521,565)
Net increase (decrease) in net assets resulting from capital share transactions	5,296,171	(195,354,656)
Net increase (decrease) in net assets	(518,123)	(188,643,462)
Net assets:
Beginning of period/year	43,068,966	231,712,428
End of period/year	$42,550,843	$43,068,966
Capital share transactions - shares:
Shares issued:
Class R	22,706	60,168
Class R4	1,755	2,043
	24,461	62,211
Shares reinvested:
Class R	779,759	266,891
Class R4	2,515	847
	782,274	267,738
Shares redeemed:
Class R	(192,151)	(19,899,027)
Class R4	(1)	(1,628)
	(192,152)	(19,900,655)
Net increase (decrease) in shares outstanding:
Class R	610,314	(19,571,968)
Class R4	4,269	1,262
	614,583	(19,570,706)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.34	$9.76	$8.23	$8.87	$11.97	$10.66
Investment operations:
Net investment income (loss) (A)	0.24	0.25	0.20	0.17	0.53	0.28
Net realized and unrealized gain (loss)	(0.01)	0.94	1.53	0.03	(2.54)	1.98
Total investment operations	0.23	1.19	1.73	0.20	(2.01)	2.26
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.49)	(0.20)	(0.17)	(0.54)	(0.28)
Net realized gains	(1.43)	(0.12)	—	(0.67)	(0.55)	(0.67)
Total dividends and/or distributions to shareholders	(1.67)	(0.61)	(0.20)	(0.84)	(1.09)	(0.95)
Net asset value, end of period/year	$8.90	$10.34	$9.76	$8.23	$8.87	$11.97
Total return	2.48%(B)	12.79%	21.13%	2.31%	(18.29)%	22.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,399	$42,936	$231,599	$214,541	$233,763	$327,930
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	5.26%(D)	2.50%	2.13%	1.99%	5.34%	2.38%
Portfolio turnover rate	10%(B)	300%	27%	25%	33%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.34	$9.81	$8.23	$8.87	$11.97	$10.66
Investment operations:
Net investment income (loss) (A)	0.25	0.35	0.25	0.19	0.56	0.30
Net realized and unrealized gain (loss)	(0.01)	0.86	1.51	0.03	(2.55)	1.99
Total investment operations	0.24	1.21	1.76	0.22	(1.99)	2.29
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.56)	(0.18)	(0.19)	(0.56)	(0.31)
Net realized gains	(1.43)	(0.12)	—	(0.67)	(0.55)	(0.67)
Total dividends and/or distributions to shareholders	(1.68)	(0.68)	(0.18)	(0.86)	(1.11)	(0.98)
Net asset value, end of period/year	$8.90	$10.34	$9.81	$8.23	$8.87	$11.97
Total return	2.62% (B)	13.00%	21.48%	2.58%	(18.09)%	22.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$152	$133	$113	$4,436	$5,761	$10,351
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	5.38%(D)	3.55%	2.68%	2.24%	5.59%	2.58%
Portfolio turnover rate	10%(B)	300%	27%	25%	33%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Intermediate Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$42,550,843	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2027
Class R4	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$23,121	$46,251	$13,983	$4,183	$87,538
Class R4	710	723	38	19	1,490

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$5	$1
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$4,218,708	$5,915,687
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$41,776,252	$1,599,324	$(804,057)	$795,267
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Intermediate Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA INTER HRZN 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation Long Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 24.8%
Transamerica International Equity, Class I3 (A)	563,500	$ 15,141,246
Money Market Fund - 0.1%
Transamerica Government Money Market, Class I3, 3.29% (A)(B)	91,475	91,475
U.S. Equity Funds - 65.9%
Transamerica Large Growth, Class I3 (A)	1,101,547	12,645,763
Transamerica Large Value Opportunities, Class I3 (A)	1,460,989	13,484,925
Transamerica Mid Cap Growth, Class I3 (A)	387,538	3,487,844
Transamerica Mid Cap Value Opportunities, Class I3 (A)	318,931	3,326,449
Transamerica Small Cap Growth, Class I3 (A)	593,703	3,259,431
Transamerica Small Cap Value, Class I3 (A)	649,015	3,978,460
		40,182,872
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.2%
Transamerica Core Bond, Class I3 (A)	263,771	$ 2,265,794
Transamerica High Yield Bond, Class I3 (A)	144,158	1,176,326
Transamerica Inflation Opportunities, Class I3 (A)	186,991	1,853,080
Transamerica Short-Term Bond, Class I3 (A)	29,090	286,541
		5,581,741
Total Investment Companies (Cost $57,926,318)		60,997,334
Total Investments (Cost $57,926,318)		60,997,334
Net Other Assets (Liabilities) - (0.0)%*		(29,376)
Net Assets - 100.0%		$ 60,967,958
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$60,997,334	$—	$—	$60,997,334
Total Investments	$60,997,334	$—	$—	$60,997,334
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Sponsored ETFs. Affiliated interest income,dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $57,926,318)	$60,997,334
Receivables and other assets:
Affiliated investments sold	924
Dividends from affiliated investments	16,278
Total assets	61,014,536
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	17,122
Shares of beneficial interest redeemed	80
Investment management fees	4,912
Distribution and service fees	24,460
Transfer agent fees	4
Total liabilities	46,578
Net assets	$60,967,958
Net assets consist of:
Paid-in capital	$54,619,699
Total distributable earnings (accumulated losses)	6,348,259
Net assets	$60,967,958
Net assets by class:
Class R	$60,362,959
Class R4	604,999
Shares outstanding (unlimited shares, no par value):
Class R	7,816,034
Class R4	78,110
Net asset value per share: (A)
Class R	$7.72
Class R4	7.75

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$2,064,756
Total investment income	2,064,756
Expenses:
Investment management fees	35,823
Distribution and service fees:
Class R	147,826
Class R4	719
Transfer agent fees:
Class R4	22
Total expenses before waiver and/or reimbursement and recapture	184,390
Expenses waived and/or reimbursed:
Class R	(5,913)
Class R4	(79)
Net expenses	178,398
Net investment income (loss)	1,886,358
Net realized gain (loss) on:
Affiliated investments	855,080
Capital gain distributions received from affiliated investment companies	6,027,751
Net realized gain (loss)	6,882,831
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(6,314,356)
Net realized and change in unrealized gain (loss)	568,475
Net increase (decrease) in net assets resulting from operations	$2,454,833
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$1,886,358	$1,627,637
Net realized gain (loss)	6,882,831	19,427,881
Net change in unrealized appreciation (depreciation)	(6,314,356)	(7,305,980)
Net increase (decrease) in net assets resulting from operations	2,454,833	13,749,538
Dividends and/or distributions to shareholders:
Class R	(18,836,753)	(3,683,240)
Class R4	(179,481)	(34,820)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(19,016,234)	(3,718,060)
Capital share transactions:
Proceeds from shares sold:
Class R	225,624	759,976
Class R4	21,443	50,595
	247,067	810,571
Dividends and/or distributions reinvested:
Class R	18,836,752	3,683,240
Class R4	179,481	34,820
	19,016,233	3,718,060
Cost of shares redeemed:
Class R	(3,719,676)	(107,145,481)
Class R4	(52,747)	(27,613)
	(3,772,423)	(107,173,094)
Net increase (decrease) in net assets resulting from capital share transactions	15,490,877	(102,644,463)
Net increase (decrease) in net assets	(1,070,524)	(92,612,985)
Net assets:
Beginning of period/year	62,038,482	154,651,467
End of period/year	$60,967,958	$62,038,482
Capital share transactions - shares:
Shares issued:
Class R	28,038	77,095
Class R4	2,747	5,144
	30,785	82,239
Shares reinvested:
Class R	2,505,251	387,831
Class R4	23,809	3,655
	2,529,060	391,486
Shares redeemed:
Class R	(415,614)	(10,594,542)
Class R4	(5,215)	(2,907)
	(420,829)	(10,597,449)
Net increase (decrease) in shares outstanding:
Class R	2,117,675	(10,129,616)
Class R4	21,341	5,892
	2,139,016	(10,123,724)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.78	$9.74	$7.74	$8.60	$12.49	$10.12
Investment operations:
Net investment income (loss) (A)	0.26	0.22	0.10	0.06	0.72	0.23
Net realized and unrealized gain (loss)	0.08	1.45	2.14	0.21	(3.17)	3.37
Total investment operations	0.34	1.67	2.24	0.27	(2.45)	3.60
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.28)	(0.11)	(0.06)	(0.76)	(0.25)
Net realized gains	(3.08)	(0.35)	(0.13)	(1.07)	(0.68)	(0.98)
Total dividends and/or distributions to shareholders	(3.40)	(0.63)	(0.24)	(1.13)	(1.44)	(1.23)
Net asset value, end of period/year	$7.72	$10.78	$9.74	$7.74	$8.60	$12.49
Total return	4.11%(B)	18.03%	29.25%	3.38%	(22.09)%	37.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,363	$61,425	$154,154	$130,323	$139,118	$201,847
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	6.32%(D)	2.17%	1.15%	0.75%	7.31%	2.00%
Portfolio turnover rate	11%(B)	166%	23%	19%	30%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.80	$9.77	$7.76	$8.62	$12.51	$10.13
Investment operations:
Net investment income (loss) (A)	0.27	0.29	0.21	0.08	0.71	0.26
Net realized and unrealized gain (loss)	0.10	1.40	2.04	0.22	(3.14)	3.38
Total investment operations	0.37	1.69	2.25	0.30	(2.43)	3.64
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.31)	(0.11)	(0.09)	(0.78)	(0.28)
Net realized gains	(3.08)	(0.35)	(0.13)	(1.07)	(0.68)	(0.98)
Total dividends and/or distributions to shareholders	(3.42)	(0.66)	(0.24)	(1.16)	(1.46)	(1.26)
Net asset value, end of period/year	$7.75	$10.80	$9.77	$7.76	$8.62	$12.51
Total return	4.36% (B)	18.32%	29.39%	3.65%	(21.84)%	37.96%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$605	$613	$497	$5,527	$5,451	$6,911
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	6.40%(D)	2.91%	2.34%	0.98%	7.21%	2.21%
Portfolio turnover rate	11%(B)	166%	23%	19%	30%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Long Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$60,967,958	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2027
Class R4	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$14,414	$29,784	$14,831	$5,913	$64,942
Class R4	820	802	160	79	1,861

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$22	$4
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$6,855,195	$10,561,552
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$57,926,318	$4,478,864	$(1,407,848)	$3,071,016
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Long Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA LONG HRZN 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Asset Allocation Short Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.1%
Transamerica International Equity, Class I3 (A)	4,951	$ 133,030
Money Market Fund - 0.1%
Transamerica Government Money Market, Class I3, 3.29% (A)(B)	7,442	7,442
U.S. Equity Funds - 8.8%
Transamerica Large Growth, Class I3 (A)	17,381	199,527
Transamerica Large Value Opportunities, Class I3 (A)	22,997	212,261
Transamerica Small Cap Growth, Class I3 (A)	11,766	64,597
Transamerica Small Cap Value, Class I3 (A)	11,170	68,474
		544,859
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 89.0%
Transamerica Core Bond, Class I3 (A)	318,422	$ 2,735,241
Transamerica High Yield Bond, Class I3 (A)	80,657	658,165
Transamerica Inflation Opportunities, Class I3 (A)	105,573	1,046,231
Transamerica Short-Term Bond, Class I3 (A)	110,497	1,088,397
		5,528,034
Total Investment Companies (Cost $6,175,140)		6,213,365
Total Investments (Cost $6,175,140)		6,213,365
Net Other Assets (Liabilities) - (0.0)%*		(3,047)
Net Assets - 100.0%		$ 6,210,318
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,213,365	$—	$—	$6,213,365
Total Investments	$6,213,365	$—	$—	$6,213,365
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Sponsored ETFs. Affiliated interest income,dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $6,175,140)	$6,213,365
Receivables and other assets:
Affiliated investments sold	3
Shares of beneficial interest sold	37
Dividends from affiliated investments	17,345
Total assets	6,230,750
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	17,386
Investment management fees	508
Distribution and service fees	2,538
Total liabilities	20,432
Net assets	$6,210,318
Net assets consist of:
Paid-in capital	$15,665,152
Total distributable earnings (accumulated losses)	(9,454,834)
Net assets	$6,210,318
Net assets by class:
Class R	$6,203,592
Class R4	6,726
Shares outstanding (unlimited shares, no par value):
Class R	722,316
Class R4	788
Net asset value per share: (A)
Class R	$8.59
Class R4	8.54

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$137,742
Total investment income	137,742
Expenses:
Investment management fees	3,730
Distribution and service fees:
Class R	15,520
Class R4	11
Total expenses before waiver and/or reimbursement and recapture	19,261
Expenses waived and/or reimbursed:
Class R	(621)
Class R4	(1)
Net expenses	18,639
Net investment income (loss)	119,103
Net realized gain (loss) on:
Affiliated investments	21,796
Capital gain distributions received from affiliated investment companies	80,725
Net realized gain (loss)	102,521
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(155,024)
Net realized and change in unrealized gain (loss)	(52,503)
Net increase (decrease) in net assets resulting from operations	$66,600
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$119,103	$546,738
Net realized gain (loss)	102,521	(3,650,242)
Net change in unrealized appreciation (depreciation)	(155,024)	3,701,139
Net increase (decrease) in net assets resulting from operations	66,600	597,635
Dividends and/or distributions to shareholders:
Class R	(102,939)	(788,619)
Class R4	(152)	(1,523)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(103,091)	(790,142)
Capital share transactions:
Proceeds from shares sold:
Class R	138,453	574,043
Class R4	944	1,762
	139,397	575,805
Dividends and/or distributions reinvested:
Class R	102,939	788,619
Class R4	152	1,523
	103,091	790,142
Cost of shares redeemed:
Class R	(544,311)	(67,068,322)
Class R4	(3,727)	(5,383)
	(548,038)	(67,073,705)
Net increase (decrease) in net assets resulting from capital share transactions	(305,550)	(65,707,758)
Net increase (decrease) in net assets	(342,041)	(65,900,265)
Net assets:
Beginning of period/year	6,552,359	72,452,624
End of period/year	$6,210,318	$6,552,359
Capital share transactions - shares:
Shares issued:
Class R	16,221	65,236
Class R4	110	205
	16,331	65,441
Shares reinvested:
Class R	12,032	94,304
Class R4	18	184
	12,050	94,488
Shares redeemed:
Class R	(62,965)	(7,338,203)
Class R4	(436)	(640)
	(63,401)	(7,338,843)
Net increase (decrease) in shares outstanding:
Class R	(34,712)	(7,178,663)
Class R4	(308)	(251)
	(35,020)	(7,178,914)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.64	$9.13	$8.43	$8.72	$10.75	$10.54
Investment operations:
Net investment income (loss) (A)	0.16	0.30	0.30	0.29	0.33	0.28
Net realized and unrealized gain (loss)	(0.07)	0.27	0.71	(0.17)	(1.76)	0.35
Total investment operations	0.09	0.57	1.01	0.12	(1.43)	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(1.06)	(0.31)	(0.28)	(0.32)	(0.28)
Net realized gains	—	—	—	(0.13)	(0.28)	(0.14)
Total dividends and/or distributions to shareholders	(0.14)	(1.06)	(0.31)	(0.41)	(0.60)	(0.42)
Net asset value, end of period/year	$8.59	$8.64	$9.13	$8.43	$8.72	$10.75
Total return	1.10%(B)	6.86%	12.01%	1.33%	(13.92)%	6.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,203	$6,543	$72,441	$74,419	$82,354	$114,974
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.83%(D)	3.37%	3.34%	3.29%	3.37%	2.63%
Portfolio turnover rate	16%(B)	407%	24%	33%	29%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.59	$9.18	$8.43	$8.72	$10.75	$10.54
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.31	0.31	0.35	0.31
Net realized and unrealized gain (loss)	(0.08)	0.23	0.72	(0.17)	(1.75)	0.35
Total investment operations	0.10	0.59	1.03	0.14	(1.40)	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(1.18)	(0.28)	(0.30)	(0.35)	(0.31)
Net realized gains	—	—	—	(0.13)	(0.28)	(0.14)
Total dividends and/or distributions to shareholders	(0.15)	(1.18)	(0.28)	(0.43)	(0.63)	(0.45)
Net asset value, end of period/year	$8.54	$8.59	$9.18	$8.43	$8.72	$10.75
Total return	1.23% (B)	7.15%	12.26%	1.59%	(13.69)%	6.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7	$9	$12	$381	$450	$565
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	4.16%(D)	4.20%	3.45%	3.55%	3.62%	2.86%
Portfolio turnover rate	16%(B)	407%	24%	33%	29%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Short Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica Funds (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page at www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$6,210,318	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2027
Class R4	0.35	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$7,850	$15,102	$3,243	$621	$26,816
Class R4	55	59	4	1	119

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, there were no transfer agent fees paid or due to TFS.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$975,788	$1,403,453
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$6,175,140	$75,395	$(37,170)	$38,225
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Asset Allocation Short Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 AA SHORT HRZN 04/26
©2026 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s responses with respect to Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 2, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	July 2, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer